                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: July 31*
-------------------------------------------------------------------------------

                    Date of reporting period: July 31, 2005
-------------------------------------------------------------------------------
* This Form N-CSR pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic
  Value Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) EMERGING MARKETS DEBT FUND                                       7/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                              1
--------------------------------------------------
PORTFOLIO COMPOSITION                            2
--------------------------------------------------
MANAGEMENT REVIEW                                3
--------------------------------------------------
PERFORMANCE SUMMARY                              4
--------------------------------------------------
EXPENSE TABLE                                    7
--------------------------------------------------
PORTFOLIO OF INVESTMENTS                         9
--------------------------------------------------
FINANCIAL STATEMENTS                            14
--------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                   22
--------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                          31
--------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                  32
--------------------------------------------------
TRUSTEES AND OFFICERS                           33
--------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT   38
--------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION           42
--------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                  42
--------------------------------------------------
FEDERAL TAX INFORMATION                         42
--------------------------------------------------
CONTACT INFORMATION                     BACK COVER
--------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                   M F S(SM)
                                                   INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      86.3%
              Cash & Other Net Assets                    13.7%

              TOP FIVE BOND INDUSTRIES*

              Sovereign Emerging Markets                 61.4%
              ------------------------------------------------
              Other Government Entity -
              Emerging Quasi Sovereign                    9.6%
              ------------------------------------------------
              Banks & Credit Companies                    4.4%
              ------------------------------------------------
              Wireless Communications                     1.8%
              ------------------------------------------------
              Food & Non-Alcoholic Beverages              1.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              A                                           2.4%
              ------------------------------------------------
              BBB                                        21.1%
              ------------------------------------------------
              BB                                         26.7%
              ------------------------------------------------
              B                                          47.5%
              ------------------------------------------------
              CCC                                         0.1%
              ------------------------------------------------
              Not Rated                                   2.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             6.1
              ------------------------------------------------
              Average Life***                        15.1 yrs.
              ------------------------------------------------
              Average Maturity***                    15.9 yrs.
              ------------------------------------------------
              Average Credit Quality****                    BB
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              Russia                                     16.4%
              ------------------------------------------------
              United States                              14.6%
              ------------------------------------------------
              Brazil                                     14.1%
              ------------------------------------------------
              Mexico                                     13.2%
              ------------------------------------------------
              Argentina                                  10.3%
              ------------------------------------------------
              Venezuela                                   5.2%
              ------------------------------------------------
              Turkey                                      4.6%
              ------------------------------------------------
              Philippines                                 3.0%
              ------------------------------------------------
              Panama                                      2.6%
              ------------------------------------------------
              Other                                      16.0%
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 7/ 31/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 7/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended July 31, 2005, Class A shares of the MFS Emerging Markets Debt Fund provided a total return of 21.53%, at net asset value. In comparison, the fund's benchmark, the J.P. Morgan Emerging Markets Bond Index Global, returned 16.41%.

CONTRIBUTORS TO PERFORMANCE

Over the period, the fund benefited from positioning among Latin American and European countries. In Mexico and Russia, security selection bolstered results, primarily from quasi-sovereign and corporate issues. During the period, we increased our position in Argentinean debt, due to improved prospects within the country. Argentinean issues were the largest contributors to relative performance over the period. Elsewhere the portfolio continued to benefit from holdings in Brazil, Panama and Turkey. The portfolio also benefited from holding higher-yielding securities than those in the benchmark.

DETRACTORS FROM PERFORMANCE

Our underweighted positions in Venezuela and the Philippines adversely affected relative performance. Despite the fact that both countries have experienced political unrest and questions surrounding the sustainability of their economic policies have come into question, debt securities of both countries outperformed the index over the period.

Respectfully,

Matthew W. Ryan
Portfolio Manager

Note to Shareholders: Effective March 3, 2005, Mark Dow was no longer a manager of the portfolio.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 7/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 2005. Index information is from April 1, 1998.)

                    MFS Emerging Markets    J.P. Morgan Emerging
                         Debt Fund             Markets Bond
                        - Class A              Index Global

          3/98           $ 9,525                  $10,000
          7/98             9,125                    9,529
          7/99             8,755                    9,071
          7/00            11,807                   11,455
          7/01            13,073                   11,954
          7/02            14,603                   11,634
          7/03            19,036                   15,460
          7/04            21,561                   17,273
          7/05            26,222                   20,108

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class    Class inception date               1-yr      5-yr     Life*
------------------------------------------------------------------------------
       A               3/17/98                      21.53%    17.29%    14.71%
------------------------------------------------------------------------------
       B               5/31/02                      20.79%    16.74%    14.35%
------------------------------------------------------------------------------
       C               5/31/02                      20.68%    16.74%    14.35%
------------------------------------------------------------------------------
       I               3/17/98                      21.86%    17.49%    14.83%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average emerging markets
debt fund+                                          19.57%    14.91%    10.58%
------------------------------------------------------------------------------
J.P. Morgan Emerging Markets Bond
Index Global#                                       16.41%    11.91%     9.99%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                            15.76%    16.15%    13.96%
------------------------------------------------------------------------------
       B                                            16.79%    16.52%    14.35%
------------------------------------------------------------------------------
       C                                            19.68%    16.74%    14.35%
------------------------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.
* For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 2005. Index information is from April 1, 1998.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

J.P. Morgan Emerging Markets Bond Index Global (the EMBI Global) - tracks total returns for dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities of emerging markets countries.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, FEBRUARY 1, 2005 THROUGH JULY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                        Annualized     Beginning        Ending         Period**
Share                     Expense    Account Value   Account Value     2/01/05-
Class                      Ratio       2/01/05         7/31/05         7/31/05
-------------------------------------------------------------------------------
        Actual             1.39%       $1,000.00      $1,064.00         $7.11
  A     -----------------------------------------------------------------------
        Hypothetical*      1.39%       $1,000.00      $1,017.90         $6.95
-------------------------------------------------------------------------------
        Actual             2.15%       $1,000.00      $1,060.00        $10.98
  B     -----------------------------------------------------------------------
        Hypothetical*      2.15%       $1,000.00      $1,014.13        $10.74
-------------------------------------------------------------------------------
        Actual             2.14%       $1,000.00      $1,060.00        $10.93
  C     -----------------------------------------------------------------------
        Hypothetical*      2.14%       $1,000.00      $1,014.18        $10.69
-------------------------------------------------------------------------------
        Actual             1.15%       $1,000.00      $1,064.60         $5.89
  I     -----------------------------------------------------------------------
        Hypothetical*      1.15%       $1,000.00      $1,019.09         $5.76
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 7/31/05


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 84.3%
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
ISSUER                                                            PAR AMOUNT           $ VALUE
----------------------------------------------------------------------------------------------
Foreign Bonds - 83.5%
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Argentina - 9.6%
----------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 3.01%, 2012                      $     5,010,000   $     3,928,466
Republic of Argentina, 5.83%, 2033                         ARS    12,526,166         5,380,396
Republic of Argentina, 8.28%, 2033                           $     1,735,534         1,677,394
                                                                               ---------------
                                                                               $    10,986,256
----------------------------------------------------------------------------------------------
Brazil - 14.1%
----------------------------------------------------------------------------------------------
Cosan S.A., 9%, 2009#                                        $       564,000   $       589,380
Federal Republic of Brazil, 8%, 2014                               3,369,124         3,415,450
Federal Republic of Brazil, 8.875%, 2019                           4,752,000         4,913,568
Federal Republic of Brazil, 4.25%, 2024                            1,980,000         1,871,100
Federal Republic of Brazil, 8.875%, 2024                           1,357,000         1,377,355
Federal Republic of Brazil, 11%, 2040                              1,154,000         1,355,950
Federal Republic of Brazil, FRN, 4.3125%, 2012                     2,370,972         2,296,996
Telemig Celular Participacoes S.A., 8.75%, 2009#                     300,000           310,500
                                                                               ---------------
                                                                               $    16,130,299
----------------------------------------------------------------------------------------------
Chile - 1.1%
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013           $       242,000   $       277,631
Enersis S.A., 7.375%, 2014                                           860,000           914,957
                                                                               ---------------
                                                                               $     1,192,588
----------------------------------------------------------------------------------------------
China - 0.6%
----------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011#                             $       641,000   $       697,087
----------------------------------------------------------------------------------------------
Colombia - 1.7%
----------------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                            $       569,000   $       597,450
Republic of Colombia, 11.75%, 2020                                   181,000           233,490
Republic of Colombia, 10.375%, 2033                                  979,000         1,160,115
                                                                               ---------------
                                                                               $     1,991,055
----------------------------------------------------------------------------------------------
Dominican Republic - 0.6%
----------------------------------------------------------------------------------------------
Dominican Republic, 9.5%, 2011                               $       597,614   $       645,423
----------------------------------------------------------------------------------------------
Ecuador - 0%
----------------------------------------------------------------------------------------------
Republic of Ecuador, 8%, 2030                                $        34,000   $        29,410
----------------------------------------------------------------------------------------------
Egypt - 0.6%
----------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011#                       $       720,000   $       720,576
----------------------------------------------------------------------------------------------
El Salvador - 1.6%
----------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                         $     1,140,000   $     1,231,200
Republic of El Salvador, 7.65%, 2035#                                550,000           555,500
                                                                               ---------------
                                                                               $     1,786,700
----------------------------------------------------------------------------------------------
Guatemala - 0.5%
----------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034#                         $       552,000   $       603,060
----------------------------------------------------------------------------------------------
Hong Kong - 0.8%
----------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010#             $       928,000   $       907,120
----------------------------------------------------------------------------------------------
Indonesia - 0.4%
----------------------------------------------------------------------------------------------
Republic of Indonesia, 7.25%, 2015#                          $       473,000   $       477,730
----------------------------------------------------------------------------------------------
Kazakhstan - 1.6%
----------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012#                                   $       324,000   $       329,045
Halyk Savings Bank, 8.125%, 2009                                      35,000            36,969
Halyk Savings Bank, 8.125%, 2009#                                    400,000           422,500
Hurricane Finance B.V., 9.625%, 2010                                 133,000           145,635
Intergas Finance B.V., 6.875%, 2011#                                 456,000           469,680
Kazkommerts International B.V., 8.5%, 2013                           439,000           467,974
                                                                               ---------------
                                                                               $     1,871,803
----------------------------------------------------------------------------------------------
Malaysia - 0.5%
----------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                          $       413,000   $       516,473
----------------------------------------------------------------------------------------------
Mexico - 12.9%
----------------------------------------------------------------------------------------------
America Movil S.A. de C.V., 6.375%, 2035                     $       707,000   $       687,274
Axtel S.A. de C.V., 11%, 2013                                        517,000           567,408
Azteca Holdings S.A. de C.V., 10.75%, 2008                           167,033           170,373
Azteca Holdings S.A. de C.V., 12.25%, 2008                           103,500           110,745
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#         617,000           627,025
Corporacion Durango S.A. de C.V., 7.5% to 2005, FRN to 2012          127,403           100,647
Grupo Posadas S.A. de C.V., 8.75%, 2011#                             608,000           647,520
Innova S. de R.L., 9.375%, 2013                                      428,000           483,640
Pemex Master Trust, 9.5%, 2027#                                    2,575,000         3,347,500
Pemex Project Funding Master Trust, 8.625%, 2022                   1,792,000         2,175,488
TFM S.A. de C.V., 10.25%, 2007                                       229,000           244,457
TFM S.A. de C.V., 9.375%, 2012#                                      685,000           732,950
United Mexican States, 8.125%, 2019                                1,861,000         2,249,949
United Mexican States, 8.3%, 2031                                  2,133,000         2,636,388
                                                                               ---------------
                                                                               $    14,781,364
----------------------------------------------------------------------------------------------
Panama - 2.5%
----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                             $     1,081,000   $     1,345,845
Republic of Panama, 9.375%, 2029                                   1,242,000         1,556,847
                                                                               ---------------
                                                                               $     2,902,692
----------------------------------------------------------------------------------------------
Peru - 2.2%
----------------------------------------------------------------------------------------------
Republic of Peru, 7.35%, 2025                                $       631,000   $       626,899
Republic of Peru, 8.75%, 2033                                      1,224,000         1,386,792
Southern Peru Copper Corp., 7.5%, 2035#                              460,000           457,700
                                                                               ---------------
                                                                               $     2,471,391
----------------------------------------------------------------------------------------------
Philippines - 2.9%
----------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                        $     1,327,000   $     1,413,255
Republic of Philippines, 9.5%, 2030                                1,908,000         1,923,455
                                                                               ---------------
                                                                               $     3,336,710
----------------------------------------------------------------------------------------------
Qatar - 1.4%
----------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                  $     1,089,000   $     1,641,667
----------------------------------------------------------------------------------------------
Russia - 16.1%
----------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014#                      $       750,000   $       960,000
Aries Vermogensverwaltungs, 9.6%, 2014                             1,000,000         1,280,000
Gaz Capital S.A., 8.625%, 2034                                     2,024,000         2,490,330
Gazprom OAO, 9.625%, 2013                                          1,790,000         2,174,850
Mobile TeleSystems Finance S.A., 9.75%, 2008                         503,000           540,977
Mobile TeleSystems OJSC, 8.375%, 2010#                               141,000           147,345
Russian Federation, 3%, 2011                                       6,610,000         5,783,750
Russian Federation, 11%, 2018                                        697,000         1,032,397
Russian Ministry of Finance, 12.75%, 2028                            428,000           769,801
Russian Standard Finance S.A., 8.125%, 2008#                         550,000           552,750
Tyumen Oil Co., 11%, 2007                                            681,000           755,910
VTB Capital S.A., 7.5%, 2011                                         896,000           962,125
VTB Capital S.A., 6.25%, 2035#                                     1,047,000         1,044,383
                                                                               ---------------
                                                                               $    18,494,618
----------------------------------------------------------------------------------------------
South Korea - 0.5%
----------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009#                                  $       558,000   $       591,480
----------------------------------------------------------------------------------------------
Turkey - 4.5%
----------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 5.49%, 2010#                         $       550,000   $       551,375
Republic of Turkey, 7.25%, 2015                                      841,000           862,530
Republic of Turkey, 7%, 2020                                         948,000           913,635
Republic of Turkey, 11.875%, 2030                                    754,000         1,071,623
Republic of Turkey, 8%, 2034                                       1,708,000         1,761,375
                                                                               ---------------
                                                                               $     5,160,538
----------------------------------------------------------------------------------------------
Ukraine - 0.5%
----------------------------------------------------------------------------------------------
Republic of Ukraine, 6.875%, 2011                            $       380,000   $       399,475
Republic of Ukraine, 7.65%, 2013                                     100,000           110,000
                                                                               ---------------
                                                                               $       509,475
----------------------------------------------------------------------------------------------
Uruguay - 1.3%
----------------------------------------------------------------------------------------------
Banco de La Republica Oriental del
Uruguay, 10.5%, 2006                                       UYU    12,627,355   $       558,656
Republica of Uruguay, 9.25%, 2017                            $       900,000           970,875
                                                                               ---------------
                                                                               $     1,529,531
----------------------------------------------------------------------------------------------
Venezuela - 5.0%
----------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                            $     2,155,000   $     2,235,813
Republic of Venezuela, 9.25%, 2027                                 3,390,000         3,530,685
                                                                               ---------------
                                                                               $     5,766,498
----------------------------------------------------------------------------------------------
Total Foreign Bonds                                                            $    95,741,544
----------------------------------------------------------------------------------------------

U.S. Bonds - 0.8%
----------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.5%
----------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014##         $       561,000   $       549,780
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
----------------------------------------------------------------------------------------------
Digicel Ltd., 9.25%, 2012#                                   $       385,000   $       395,587
----------------------------------------------------------------------------------------------
Total U.S. Bonds                                                               $       945,367
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $92,462,947)                                     $    96,686,911
----------------------------------------------------------------------------------------------
Stock - 0.0%
----------------------------------------------------------------------------------------------
ISSUER                                                                SHARES           $ VALUE
----------------------------------------------------------------------------------------------
Mexico
----------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.* (Identified Cost, $84,952)          28,478   $        16,123
----------------------------------------------------------------------------------------------
Put Options Purchased - 0.0%
----------------------------------------------------------------------------------------------
                                                                  NUMBER/PAR
                                                                      AMOUNT
ISSUER/EXPIRATION DATE/STRIKE PRICE                             OF CONTRACTS          $ VALUE
----------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year Futures -
August 2005 @ $112                                                        15   $        19,219
Federal Republic of Brazil Bonds -
August 2005 @ $114.75                                        $     1,330,000             4,788
----------------------------------------------------------------------------------------------
Total Put Options Purchased (Premiums Paid, $79,645)                           $        24,007
----------------------------------------------------------------------------------------------

Short-Term Obligations - 13.0%
----------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT           $ VALUE
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.1%, due 8/01/05                    $    14,613,000   $    14,613,000
Federal Home Loan Bank, 3.38%, due 9/23/05                           250,000           248,756
----------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                $    14,861,756
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $107,489,300)(+)                           $   111,588,797
----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.7%                                                3,032,833
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                            $   114,621,630
----------------------------------------------------------------------------------------------
  * Non-income producing security.
  # SEC Rule 144A restriction.
 ## All or a portion of the security has been segregated as collateral for an open futures contract.
(+) As of July 31, 2005, the fund had two securities representing $607,603 and 0.5% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
FRN = Floating Rate Note.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS = Argentine Peso                      MXN = Mexican Peso
CNY = Chinese Yuan Renminbi               TRY = Turkish Lira
EUR = Euro                                UYU = Uruguayan Peso

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 7/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $107,489,300)               $111,588,797
Cash                                                                     808,546
Foreign currency, at value (identified cost, $135,409)                   138,538
Receivable for forward foreign currency exchange contracts                39,429
Receivable for daily variation margin on open futures contracts           28,748
Receivable for investments sold                                        3,077,940
Receivable for fund shares sold                                        1,616,581
Interest receivable                                                    1,843,904
------------------------------------------------------------------------------------------------------
Total assets                                                                              $119,142,483
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $117,026
Payable for forward foreign currency exchange contracts                   69,829
Payable for investments purchased                                      3,960,017
Payable for fund shares reacquired                                       241,675
Payable to affiliates
  Management fee                                                           7,014
  Shareholder servicing costs                                             22,717
  Distribution and service fees                                            3,873
  Administrative services fee                                                455
Accrued expenses and other liabilities                                    98,247
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,520,853
------------------------------------------------------------------------------------------------------
Net assets                                                                                $114,621,630
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $107,485,412
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            4,103,650
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions                          2,472,242
Accumulated undistributed net investment income                          560,326
------------------------------------------------------------------------------------------------------
Net assets                                                                                $114,621,630
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    8,240,287
------------------------------------------------------------------------------------------------------

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $82,456,340
  Shares outstanding                                                   5,931,522
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $13.90
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $16,623,383
  Shares outstanding                                                   1,192,858
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.94
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $10,247,281
  Shares outstanding                                                     734,560
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.95
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $5,294,626
  Shares outstanding                                                     381,347
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.88
------------------------------------------------------------------------------------------------------
On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 7/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                             $5,508,262
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $540,540
  Distribution and service fees                                           359,787
  Shareholder servicing costs                                             138,029
  Administrative services fee                                               8,826
  Trustees' compensation                                                    2,312
  Custodian fee                                                            99,447
  Printing                                                                 46,445
  Postage                                                                   8,018
  Auditing fees                                                            57,472
  Legal fees                                                                2,606
  Registration fees                                                        57,547
  Shareholder solicitation expenses                                         7,054
  Miscellaneous                                                            11,560
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,339,643
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (8,035)
  Reduction of expenses by investment adviser and distributor            (200,159)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,131,449
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $4,376,813
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $4,259,099
  Written options transactions                                             22,834
  Futures contracts                                                       266,527
  Foreign currency transactions                                            80,228
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $4,628,688
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $3,612,632
  Futures contracts                                                        31,401
  Translation of assets and liabilities in foreign currencies             (13,977)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $3,630,056
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $8,258,744
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $12,635,557
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 7/31                                                 2005                    2004

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                               $4,376,813              $2,108,693
Net realized gain (loss) on investments and foreign
currency transactions                                                4,628,688                 118,268
Net unrealized gain (loss) on investments and foreign
currency translation                                                 3,630,056                 528,362
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $12,635,557              $2,755,323
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                          $(2,867,015)            $(1,157,755)
  Class B                                                             (638,406)               (525,594)
  Class C                                                             (354,124)               (154,424)
  Class I                                                             (285,700)               (252,051)

From net realized gain on investments and foreign
currency transactions
  Class A                                                             (829,086)               (586,703)
  Class B                                                             (240,489)               (353,987)
  Class C                                                             (123,395)                (71,465)
  Class I                                                             (103,109)               (138,803)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(5,441,324)            $(3,240,782)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $67,070,258             $22,095,097
------------------------------------------------------------------------------------------------------
Redemption fees                                                         $3,206                  $4,502
------------------------------------------------------------------------------------------------------
Total change in net assets                                         $74,267,697             $21,614,140
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                             $40,353,933             $18,739,793
At end of period (including accumulated undistributed net
investment income of $560,326 and $74,546, respectively)          $114,621,630             $40,353,933
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                                YEARS ENDED 7/31
                                                   --------------------------------------------------------------------------
                                                        2005=           2004=            2003            2002            2001
Net asset value, beginning of period                   $12.43          $12.14          $10.16          $10.02          $10.40
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                 $0.83           $0.80           $0.76           $1.04           $1.24
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.76            0.77            2.21            0.12           (0.28)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $2.59           $1.57           $2.97           $1.16           $0.96
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.81)         $(0.80)         $(0.97)         $(1.02)         $(1.28)
  From net realized gain on investments and
  foreign currency transactions                         (0.31)          (0.48)          (0.02)             --           (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(1.12)         $(1.28)         $(0.99)         $(1.02)         $(1.34)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $13.90          $12.43          $12.14          $10.16          $10.02
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&**(+)                                  21.53           13.27           30.36           11.70           10.73
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                     1.71            1.91            3.21            9.93            6.71
Expenses after expense reductions##                      1.40            1.41            1.41            0.32            0.09
Net investment income(S)                                 6.28            6.37            6.43            9.78           12.14
Portfolio turnover                                        193             228             254             364             418
Net assets at end of period (000 Omitted)             $82,456         $23,690          $8,495            $345            $236
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
CLASS B
                                                                      YEARS ENDED 7/31
                                                       ----------------------------------------------         PERIOD ENDED
                                                             2005=             2004=             2003           7/31/02*
Net asset value, beginning of period                        $12.45            $12.17           $10.15              $11.30###
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                                      $0.73             $0.72            $0.65               $0.12
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            1.78              0.74             2.24               (1.12)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.51             $1.46            $2.89              $(1.00)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.71)           $(0.70)          $(0.85)             $(0.15)
  From net realized gain on investments and foreign
  currency transactions                                      (0.31)            (0.48)           (0.02)                 --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(1.02)           $(1.18)          $(0.87)             $(0.15)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $13.94            $12.45           $12.17              $10.15
-------------------------------------------------------------------------------------------------------------------------
Total return (%)&**(+)                                       20.79             12.32            29.48               (8.88)++###
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.37              2.56             3.86               11.52+
Expenses after expense reductions##                           2.16              2.16             2.16                2.21+
Net investment income(S)                                      5.51              5.63             5.67                7.65+
Portfolio turnover                                             193               228              254                 364
Net assets at end of period (000 Omitted)                  $16,623            $8,680           $5,095                $181
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                      YEARS ENDED 7/31
                                                       ----------------------------------------------         PERIOD ENDED
                                                             2005=             2004=             2003           7/31/02*
Net asset value, beginning of period                        $12.47            $12.17           $10.15              $11.30###
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                                      $0.73             $0.71            $0.68               $0.13
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            1.77              0.77             2.21               (1.13)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.50             $1.48            $2.89              $(1.00)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.71)           $(0.70)          $(0.85)             $(0.15)
  From net realized gain on investments and foreign
  currency transactions                                      (0.31)            (0.48)           (0.02)                 --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(1.02)           $(1.18)          $(0.87)             $(0.15)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $13.95            $12.47           $12.17              $10.15
-------------------------------------------------------------------------------------------------------------------------
Total return (%)&**(+)                                       20.68             12.49            29.43               (8.89)++###
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.36              2.56             3.86               11.52+
Expenses after expense reductions##                           2.15              2.16             2.16                2.21+
Net investment income(S)                                      5.50              5.67             5.59                7.11+
Portfolio turnover                                             193               228              254                 364
Net assets at end of period (000 Omitted)                  $10,247            $4,235           $1,095                 $19
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
CLASS I
                                                                                YEARS ENDED 7/31
                                                   --------------------------------------------------------------------------
                                                        2005=           2004=            2003            2002            2001
Net asset value, beginning of period                   $12.41          $12.12          $10.15          $10.01          $10.38
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                 $0.86           $0.83           $0.84           $1.05           $1.15
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.76            0.77            2.15            0.12           (0.18)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $2.62           $1.60           $2.99           $1.17           $0.97
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.84)         $(0.83)         $(1.00)         $(1.03)         $(1.28)
  From net realized gain on investments and
  foreign currency transactions                         (0.31)          (0.48)          (0.02)             --           (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(1.15)         $(1.31)         $(1.02)         $(1.03)         $(1.34)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $13.88          $12.41          $12.12          $10.15          $10.01
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&**                                     21.86           13.56           30.70           11.76           10.74
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                     1.37            1.56            2.86            9.65            6.36
Expenses after expense reductions##                      1.16            1.16            1.16            0.34            0.09
Net investment income(S)                                 6.46            6.62            7.23            9.62           11.34
Portfolio turnover                                        193             228             254             364             418
Net assets at end of period (000 Omitted)              $5,295          $3,749          $4,055          $1,940            $835
-----------------------------------------------------------------------------------------------------------------------------

  * For the period from the class' inception, May 31, 2002, (Classes B and C) through the stated period end.
 ** Certain expenses have been reduced without which performance would have been lower.
  +  Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $11.28 and (8.72)% (Class B), and $11.28 and (8.73)% (Class
    C), respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.
(+) Total returns do not include any applicable sales charges.
(S) Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Debt Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Foreign currency options are valued by MFS using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short- term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid- in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended July 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, wash sales, treating a portion of the proceeds from redemption as a distribution from realized gains for tax purposes, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2005 and July 31, 2004 was as follows:

                                                  7/31/05          7/31/04
Distributions declared from:
  Ordinary income                              $5,026,247       $2,969,689
  Long-term capital gain                          415,077          271,093
--------------------------------------------------------------------------
Total distributions declared                   $5,441,324       $3,240,782

During the year ended July 31, 2005, accumulated undistributed net investment income increased by $254,212, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $503,005, and paid-in capital increased by $248,793 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, derivatives, and treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes. This change had no effect on the net assets or net asset value per share.

As of July 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $3,132,537
          Undistributed long-term capital gain             890,630
          Unrealized appreciation (depreciation)         3,609,632
          Other temporary differences                     (496,581)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service and certain other fees and expenses, such that these operating expenses did not exceed 0.40% of the fund's average daily net assets annually. To the extent that the fund's actual operating expenses were below 0.40%, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This reimbursement agreement terminated on November 30, 2004. The fund will not be required to reimburse MFS $118,464 for unreimbursed expenses. Effective December 1, 2004, the fund has contractually agreed to limit the fund's operating expenses and to pay the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.40% of the fund's average daily net assets annually. This new arrangement will be in effect until November 30, 2005 unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $93,056 for the year ended July 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
                          ------------         --------     ------------      ---------       -----------      ------------

Class A                          0.10%            0.25%            0.35%          0.25%            $2,195          $169,636
Class B                          0.75%            0.25%            1.00%          1.00%               201           121,874
Class C                          0.75%            0.25%            1.00%          1.00%                22            68,277
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                                $359,787

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2005 based on each class' average daily net assets. The Class A distribution fee is currently being waived under a contractual waiver arrangement.
(3) For the year ended July 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended July 31, 2005 were as follows:

                                         AMOUNT
                                         ------
          Class A                       $16,089
          Class B                       $35,808
          Class C                        $7,385

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2005, the fee was $75,098, which equated to 0.1045% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended July 31, 2005, these costs amounted to $40,752.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended July 31, 2005 was equivalent to an annual effective rate of 0.0123% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $369, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                     PURCHASES                     SALES

U.S. government securities                                          $2,726,367                $2,765,898
----------------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                      $176,423,720              $124,914,566
----------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $107,979,165
          ----------------------------------------------------------
          Gross unrealized appreciation                   $3,802,522
          Gross unrealized depreciation                     (192,890)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $3,609,632

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   Year ended 7/31/05              Year ended 7/31/04
                                                SHARES          AMOUNT          SHARES          AMOUNT

CLASS A SHARES

Shares sold                                     5,012,421      $67,225,368      2,015,190      $25,599,985

Shares issued to shareholders in
reinvestment of distributions                     226,327        3,013,193        101,391        1,268,611

Shares reacquired                              (1,213,642)     (16,233,352)      (909,829)     (11,349,437)
-------------------------------------------------------------------------------------------------------------
Net change                                      4,025,106      $54,005,209      1,206,752      $15,519,159

CLASS B SHARES

Shares sold                                       654,579       $8,795,042        747,972       $9,469,095

Shares issued to shareholders in
reinvestment of distributions                      54,270          720,940         49,047          615,494

Shares reacquired                                (212,956)      (2,851,558)      (518,664)      (6,350,023)
-------------------------------------------------------------------------------------------------------------
Net change                                        495,893       $6,664,424        278,355       $3,734,566

CLASS C SHARES

Shares sold                                       558,817       $7,517,798        355,910       $4,558,749

Shares issued to shareholders in
reinvestment of distributions                      17,730          236,384          9,503          119,157

Shares reacquired                                (181,629)      (2,417,356)      (115,715)      (1,438,437)
-------------------------------------------------------------------------------------------------------------
Net change                                        394,918       $5,336,826        249,698       $3,239,469

CLASS I SHARES

Shares sold                                       194,021       $2,597,879        126,297       $1,583,750

Shares issued to shareholders in
reinvestment of distributions                      30,169          398,848         30,756          384,687

Shares reacquired                                (145,026)      (1,932,928)      (189,478)      (2,366,534)
-------------------------------------------------------------------------------------------------------------
Net change                                         79,164        $1,063,799       (32,425)       $(398,097)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended July 31, 2005 was $525, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended July 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts). The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions
                                                  NUMBER OF           PREMIUMS
                                                  CONTRACTS           RECEIVED

Outstanding, beginning of period                         --                $--
Options written                                          1             22,834
Options expired                                         (1)           (22,834)
-----------------------------------------------------------------------------
Outstanding, end of period                               --               $--

Forward Foreign Currency Exchange Contracts

                                                                                                        NET
                                                                                                    UNREALIZED
                                         CONTRACTS TO                              CONTRACTS       APPRECIATION
                  SETTLEMENT DATE      DELIVER/RECEIVE        IN EXCHANGE FOR       AT VALUE      (DEPRECIATION)

SALES
                  8/16/05-9/19/05  ARS           14,499,823          $5,028,946      $5,062,259          $(33,313)
                           8/8/05  EUR            1,468,343           1,797,981       1,782,156            15,825
                          8/25/05  MXN            4,685,053             434,921         439,941            (5,020)
                           8/1/05  TRY              634,055             471,767         477,769            (6,002)
                                                                     ----------      ----------          --------
                                                                     $7,733,615      $7,762,125          $(28,510)
                                                                     ==========      ==========          ========

PURCHASES
                   8/26/05-2/6/06  CNY           15,526,373          $1,914,001      $1,924,719           $10,718
                   8/8/05-8/24/05  EUR            1,468,343           1,804,284       1,782,191           (22,093)
                          8/25/05  MXN            4,685,053             440,097         439,941              (156)
                           8/1/05  TRY              634,055             468,127         477,768             9,641
                                                                     ----------      ----------          --------
                                                                     $4,626,509      $4,624,619           $(1,890)
                                                                     ==========      ==========          ========

At July 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                                                       UNREALIZED
                                                                                                     APPRECIATION
DESCRIPTION                                           EXPIRATION      CONTRACTS      POSITION      (DEPRECIATION)

U.S. Treasury Notes 10 Year Futures               September 2005             46         Short             $31,401

At July 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of MFS Emerging Markets Debt Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Debt Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Debt Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                ERNST & YOUNG LLP
Boston, Massachusetts
September 16, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 7/31/05

At a special meeting of shareholders of MFS Series Trust X, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                               NUMBER OF DOLLARS
                                 --------------------------------------------
NOMINEE                               AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.            $4,226,686,155.67          $63,668,415.20
-----------------------------------------------------------------------------
David H. Gunning                   4,230,447,987.84           59,906,583.03
-----------------------------------------------------------------------------
William R. Gutow                   4,228,290,921.34           62,063,649.53
-----------------------------------------------------------------------------
Michael Hegarty                    4,229,980,410.55           60,374,160.32
-----------------------------------------------------------------------------
J. Atwood Ives                     4,228,064,781.48           62,289,789.39
-----------------------------------------------------------------------------
Amy B. Lane                        4,230,079,716.86           60,274,854.01
-----------------------------------------------------------------------------
Robert J. Manning                  4,231,244,662.74           59,109,908.13
-----------------------------------------------------------------------------
Lawrence T. Perera                 4,228,117,771.46           62,236,799.41
-----------------------------------------------------------------------------
Robert C. Pozen                    4,230,758,874.85           59,595,696.02
-----------------------------------------------------------------------------
J. Dale Sherratt                   4,228,845,182.78           61,509,388.09
-----------------------------------------------------------------------------
Laurie J. Thomsen                  4,230,576,927.68           59,777,643.19
-----------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD TRUSTEE/OFFICER             THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
                                                                       ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice Chairman
                                                                       (June 2000 to December 2001);
                                                                       Fidelity Management & Research
                                                                       Company (investment adviser),
                                                                       President (March 1997 to July
                                                                       2001); Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                         Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005); State Street Bank,
                                                                       Vice President and Corporate Audit
                                                                       Manager (prior to January 2001)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Counsel (since June
                                Assistant Clerk                        2004); Bingham McCutchen LLP (law
                                                                       firm), Associate (January 2001 to
                                                                       June 2004); Preti, Flaherty,
                                                                       Beliveau, Pachios & Haley, LLC,
                                                                       Associate (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President
------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the
MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Matthew W. Ryan

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 25th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 27th percentile for the one-year period and the 20th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.05% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by Fund portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $663,870 as a capital gain dividend for the year ended July 31, 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

[logo] M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              EMD-ANN-9/05 18M

MFS(R) NEW ENDEAVOR FUND                                                7/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    24
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           33
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   34
---------------------------------------------------
TRUSTEES AND OFFICERS                            35
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    40
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            44
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   44
---------------------------------------------------
FEDERAL TAX INFORMATION                          44
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.0%
              Cash & Other Net Assets                     3.0%

              TOP TEN HOLDINGS

              Symantec Corp.                              3.0%
              ------------------------------------------------
              Waters Corp.                                2.2%
              ------------------------------------------------
              Amdocs Ltd.                                 2.1%
              ------------------------------------------------
              American Tower Corp., "A"                   2.1%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           2.1%
              ------------------------------------------------
              Cytyc Corp.                                 1.9%
              ------------------------------------------------
              Xilinx, Inc.                                1.8%
              ------------------------------------------------
              Legg Mason, Inc.                            1.8%
              ------------------------------------------------
              Getty Images, Inc.                          1.6%
              ------------------------------------------------
              KLA-Tencor Corp.                            1.5%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 23.7%
              ------------------------------------------------
              Health Care                                20.8%
              ------------------------------------------------
              Leisure                                    13.2%
              ------------------------------------------------
              Special Products & Services                11.8%
              ------------------------------------------------
              Financial Services                          6.6%
              ------------------------------------------------
              Retailing                                   6.4%
              ------------------------------------------------
              Industrial Goods & Services                 5.1%
              ------------------------------------------------
              Energy                                      4.6%
              ------------------------------------------------
              Utilities & Communications                  3.0%
              ------------------------------------------------
              Autos & Housing                             1.2%
              ------------------------------------------------
              Transportation                              0.5%
              ------------------------------------------------
              Basic Materials                             0.1%
              ------------------------------------------------

Percentages are based on net assets as of 7/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended July 31, 2005, Class A shares of the MFS New Endeavor Fund had a total return of 15.92%, at net asset value. In comparison, the fund's benchmark, the Russell Midcap Growth Index, returned 25.65%.

DETRACTORS FROM PERFORMANCE

Stock selection in the leisure sector hurt relative performance for the period. Within leisure, our positions in weak performing media company Gemstar-TV Guide International* and radio broadcaster Citadel Broadcasting detracted from relative results.

Stock selection and, to a lesser extent, the fund's overweighted position in the lagging health care sector held back relative performance. Several names within this sector were among the fund's greatest detractors including patient safety solutions and medical inventory management firm Omnicell*, and niche health care companies Medicis Pharmaceuticals (dermatological pharmaceuticals) and Conceptus (permanent birth control devices).

Although no individual stocks in the retailing sector were among the fund's top detractors, security selection in this sector significantly hurt relative results. The technology sector was also a drag on relative results as both security selection and sector weighting hindered the fund's performance. Poor-performers in technology included business to business and e-commerce software vendor Ariba, provider of open source operating systems Red Hat*, and network semiconductor company PMC-Sierra. Additionally, not owning the strong-performing benchmark constituent Apple Computer significantly detracted from relative results.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the primary benchmark, holding cash hurt performance versus our benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

On the positive side, stock selection in the industrial goods and services and the basic materials sectors contributed to the fund's relative performance for the period, although no individual stock in either sector was among the fund's top performers.

Our overweighted position and security selection in the utilities and communications sector were also positives for the period. Within this sector, our positions in broadcast and communications tower management firms American Tower and SpectraSite posted strong returns and aided results relative to the benchmark.

Although stock selection in the technology sector was an overall negative over the period, several individual names were among the fund's top relative gainers. These included maker of Internet products and services F5 Networks*, communications systems and software firm Comverse Technology, and global semiconductor company Marvell Technology. Other stocks that made a substantial contribution to the portfolio were medical device manufacturer Aspect Medical Systems, investment company Legg Mason, drill rig operator GlobalSantaFe, and medical equipment firm Ventana Medical Systems.

Respectfully,

David Sette-Ducati
Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 7/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, September 29, 2000, through July 31, 2005. Index information is from October 1, 2000.)

                         MFS New Endeavor      Russell Midcap
                         Fund -- Class A       Growth Index

              9/00          $ 9,425              $10,000
              7/01            8,975                6,230
              7/02            7,841                4,443
              7/03           10,399                5,471
              7/04           11,926                6,281
              7/05           13,825                7,892

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr         Life*
-------------------------------------------------------------------
        A                 9/29/00               15.92%        8.24%
-------------------------------------------------------------------
        B                 1/02/02               15.12%        7.73%
-------------------------------------------------------------------
        C                 1/02/02               15.21%        7.72%
-------------------------------------------------------------------
        I                 1/02/02               16.27%        8.54%
-------------------------------------------------------------------
        R**              12/31/02               15.72%        8.14%
-------------------------------------------------------------------
       R1                 4/01/05               15.60%        8.18%
-------------------------------------------------------------------
       R2                 4/01/05               15.68%        8.19%
-------------------------------------------------------------------
       R3**              10/31/03               15.41%        8.09%
-------------------------------------------------------------------
       R4                 4/01/05               15.92%        8.24%
-------------------------------------------------------------------
       R5                 4/01/05               16.01%        8.26%
-------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks

-------------------------------------------------------------------
Average mid-cap growth fund+                    22.58%       -5.03%
-------------------------------------------------------------------
Russell Midcap Growth Index#                    25.65%       -4.78%
-------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

-------------------------------------------------------------------
        A                                        9.26%        6.92%
-------------------------------------------------------------------
        B                                       11.12%        7.42%
-------------------------------------------------------------------
        C                                       14.21%        7.72%
-------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, September 29, 2000, through July 31, 2005. Index information is from October 1, 2000.

** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares" and Class R2 shares have been renamed "Class R3 shares".

 + Source: Lipper Inc., an independent firm that reports mutual fund performance.

 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell Midcap Growth Index - is constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
FEBRUARY 1, 2005 THROUGH JULY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     2/01/05-
Share Class                 Ratio       2/01/05         7/31/05        7/31/05
--------------------------------------------------------------------------------
           Actual           1.41%     $1,000.00       $1,039.00         $7.13
    A      ---------------------------------------------------------------------
           Hypothetical*    1.41%     $1,000.00       $1,017.80         $7.05
--------------------------------------------------------------------------------
           Actual           2.06%     $1,000.00       $1,035.10        $10.39
    B     ----------------------------------------------------------------------
           Hypothetical*    2.06%     $1,000.00       $1,014.58        $10.29
--------------------------------------------------------------------------------
           Actual           2.06%     $1,000.00       $1,035.80        $10.40
    C      ---------------------------------------------------------------------
           Hypothetical*    2.06%     $1,000.00       $1,014.58        $10.29
--------------------------------------------------------------------------------
           Actual           1.06%     $1,000.00       $1,040.80         $5.36
    I      ---------------------------------------------------------------------
           Hypothetical*    1.06%     $1,000.00       $1,019.54         $5.31
--------------------------------------------------------------------------------
    R      Actual           1.56%     $1,000.00       $1,037.60         $7.88
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    1.56%     $1,000.00       $1,017.06         $7.80
--------------------------------------------------------------------------------
           Actual           2.27%     $1,000.00       $1,036.10        $11.46
    R1     ---------------------------------------------------------------------
           Hypothetical*    2.27%     $1,000.00       $1,013.54        $11.33
--------------------------------------------------------------------------------
           Actual           1.96%     $1,000.00       $1,036.80         $9.90
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.96%     $1,000.00       $1,015.08         $9.79
--------------------------------------------------------------------------------
    R3     Actual           1.80%     $1,000.00       $1,037.00         $9.09
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    1.80%     $1,000.00       $1,015.87         $9.00
--------------------------------------------------------------------------------
           Actual           1.42%     $1,000.00       $1,039.00         $7.18
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.42%     $1,000.00       $1,017.75         $7.10
--------------------------------------------------------------------------------
           Actual           1.16%     $1,000.00       $1,039.70         $5.87
    R5     ---------------------------------------------------------------------
           Hypothetical*    1.16%     $1,000.00       $1,019.04         $5.81
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 7/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 97.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES          $ VALUE
--------------------------------------------------------------------------------------------------
Aerospace - 1.9%
--------------------------------------------------------------------------------------------------
FLIR Systems, Inc.*                                                   57,500          $  1,891,175
ITT Industries, Inc.                                                  44,400             4,724,160
                                                                                      ------------
                                                                                      $  6,615,335
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.6%
--------------------------------------------------------------------------------------------------
Carter's, Inc.*                                                       32,900          $  2,001,965
Columbia Sportswear Co.*                                              67,700             3,441,868
                                                                                      ------------
                                                                                      $  5,443,833
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.3%
--------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.*                                   148,000          $  2,196,320
Hanmi Financial Corp.                                                 85,600             1,626,400
Investors Financial Services Corp.                                    59,500             2,047,990
Signature Bank*                                                       96,900             2,909,907
Sterling Bancshares, Inc.                                            165,500             2,600,005
                                                                                      ------------
                                                                                      $ 11,380,622
--------------------------------------------------------------------------------------------------
Biotechnology - 4.8%
--------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                80,000          $  2,253,600
Cypress Bioscience, Inc.*                                             62,300               853,510
Encysive Pharmaceuticals, Inc.*                                       60,500               768,955
Gen-Probe, Inc.*                                                      51,500             2,270,635
Human Genome Sciences, Inc.*                                          59,900               877,535
ImClone Systems, Inc.*                                                69,200             2,401,240
Keryx Biopharmaceuticals, Inc.*                                      120,700             2,024,139
MedImmune, Inc.*                                                      88,800             2,522,808
Neurochem, Inc.*                                                     124,600             1,388,044
Vasogen, Inc.*                                                       190,850             1,045,858
                                                                                      ------------
                                                                                      $ 16,406,324
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.0%
--------------------------------------------------------------------------------------------------
ADVO, Inc.                                                            64,000          $  2,249,600
Citadel Broadcasting Corp.*                                          262,100             3,218,588
Grupo Televisa S.A., ADR                                              53,000             3,496,410
Interpublic Group of Cos., Inc.*                                     263,200             3,290,000
NTL, Inc.*                                                            36,051             2,402,078
Univision Communications, Inc., "A"*                                  87,000             2,460,360
                                                                                      ------------
                                                                                      $ 17,117,036
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.3%
--------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                            11,500          $  3,462,075
Eaton Vance Corp.                                                     68,800             1,690,416
Legg Mason, Inc.                                                      60,950             6,226,043
                                                                                      ------------
                                                                                      $ 11,378,534
--------------------------------------------------------------------------------------------------
Business Services - 9.8%
--------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                          94,900          $  4,039,893
Bright Horizons Family Solutions, Inc.*                               46,000             2,105,880
Corporate Executive Board Co.                                         42,800             3,453,104
DST Systems, Inc.*                                                    86,800             4,405,968
Getty Images, Inc.*                                                   69,200             5,587,900
Global Payments, Inc.                                                 51,400             3,404,736
Hewitt Associates, Inc., "A"*                                        102,800             2,852,700
Monster Worldwide, Inc.*                                              94,800             2,879,076
Ultimate Software Group, Inc.*                                       133,000             2,433,900
Universal Technical Institute, Inc.*                                  69,000             2,235,600
                                                                                      ------------
                                                                                      $ 33,398,757
--------------------------------------------------------------------------------------------------
Computer Software - 12.1%
--------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                         244,600          $  7,262,174
Check Point Software Technologies Ltd.*                              156,200             3,519,186
Kronos, Inc.*                                                         40,800             1,917,600
Mercury Interactive Corp.*                                           106,900             4,208,653
MicroStrategy, Inc., "A"*                                             52,700             4,065,805
Open Solutions, Inc.*                                                 82,000             1,964,720
Opsware, Inc.*                                                       743,600             4,164,160
Symantec Corp.*                                                      467,809            10,277,764
TIBCO Software, Inc.*                                                543,300             4,177,977
                                                                                      ------------
                                                                                      $ 41,558,039
--------------------------------------------------------------------------------------------------
Construction - 0.9%
--------------------------------------------------------------------------------------------------
Headwaters, Inc.*                                                     69,000          $  2,949,750
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.0%
--------------------------------------------------------------------------------------------------
Career Education Corp.*                                               46,300          $  1,795,977
Strayer Education, Inc.                                               23,100             2,273,733
Weight Watchers International, Inc.*                                  46,700             2,653,494
                                                                                      ------------
                                                                                      $  6,723,204
--------------------------------------------------------------------------------------------------
Electrical Equipment - 1.2%
--------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                 110,100          $  4,259,769
--------------------------------------------------------------------------------------------------
Electronics - 9.0%
--------------------------------------------------------------------------------------------------
Altera Corp.*                                                         37,700          $    824,499
American Superconductor Corp.*                                       158,000             1,810,680
Broadcom Corp., "A"*                                                  57,500             2,459,275
DSP Group, Inc.*                                                      91,700             2,287,915
KLA-Tencor Corp.                                                     102,600             5,304,420
Marvell Technology Group Ltd.*                                       100,400             4,386,476
Novellus Systems, Inc.*                                               98,100             2,830,185
PMC-Sierra, Inc.*                                                    462,000             4,541,460
Xilinx, Inc.                                                         223,100             6,324,885
                                                                                      ------------
                                                                                      $ 30,769,795
--------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.3%
--------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.*                                     61,600          $  1,060,136
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.1%
--------------------------------------------------------------------------------------------------
GTECH Holdings Corp.                                                  62,700          $  1,878,492
International Game Technology                                        147,400             4,032,864
Royal Caribbean Cruises Ltd.                                          64,800             2,945,160
WMS Industries, Inc.*                                                 50,300             1,639,277
                                                                                      ------------
                                                                                      $ 10,495,793
--------------------------------------------------------------------------------------------------
General Merchandise - 0.9%
--------------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                115,600          $  1,418,412
Family Dollar Stores, Inc.                                            67,900             1,751,820
                                                                                      ------------
                                                                                      $  3,170,232
--------------------------------------------------------------------------------------------------
Internet - 0.5%
--------------------------------------------------------------------------------------------------
Ariba, Inc.*                                                         248,100          $  1,533,258
--------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
--------------------------------------------------------------------------------------------------
THQ, Inc.*                                                           111,300          $  3,893,274
--------------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
--------------------------------------------------------------------------------------------------
Cognex Corp.                                                          75,000          $  2,502,750
Roper Industries, Inc.                                                55,300             4,244,275
                                                                                      ------------
                                                                                      $  6,747,025
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.5%
--------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                       91,200          $  3,521,232
LifePoint Hospitals, Inc.*                                            33,688             1,575,251
                                                                                      ------------
                                                                                      $  5,096,483
--------------------------------------------------------------------------------------------------
Medical Equipment - 10.7%
--------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                        121,100          $  3,996,300
C.R. Bard, Inc.                                                       49,400             3,299,426
Conceptus, Inc.*                                                     443,500             3,543,565
Cytyc Corp.*                                                         261,370             6,523,795
DENTSPLY International, Inc.                                          60,700             3,384,025
Fisher Scientific International, Inc.*                                38,000             2,547,900
Millipore Corp.*                                                      38,300             2,346,641
Thoratec Corp.*                                                       95,900             1,584,268
Ventana Medical Systems, Inc.*                                        37,900             1,628,184
Waters Corp.*                                                        170,200             7,706,656
                                                                                      ------------
                                                                                      $ 36,560,760
--------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
--------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                    8,600          $    267,091
Aber Diamond Corp.+                                                    6,400               198,766
                                                                                      ------------
                                                                                      $    465,857
--------------------------------------------------------------------------------------------------
Network & Telecom - 1.4%
--------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                           130,300          $  3,295,287
Juniper Networks, Inc.*                                               64,200             1,540,158
                                                                                      ------------
                                                                                      $  4,835,445
--------------------------------------------------------------------------------------------------
Oil Services - 4.6%
--------------------------------------------------------------------------------------------------
BJ Services Co.                                                       55,600          $  3,391,044
ENSCO International, Inc.                                             42,500             1,716,150
GlobalSantaFe Corp.                                                   78,600             3,536,214
National Oilwell Varco, Inc.*                                         70,400             3,685,440
Smith International, Inc.                                             49,700             3,376,618
                                                                                      ------------
                                                                                      $ 15,705,466
--------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.7%
--------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                              90,900          $  2,318,859
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.8%
--------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                 109,600          $  3,119,216
Medicis Pharmaceutical Corp., "A"                                    207,860             7,050,611
PRA International*                                                    95,800             2,894,118
                                                                                      ------------
                                                                                      $ 13,063,945
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
--------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                               3,600          $  3,199,680
--------------------------------------------------------------------------------------------------
Restaurants - 3.1%
--------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                            131,800          $  4,713,168
Outback Steakhouse, Inc.                                              56,000             2,608,480
Rare Hospitality International, Inc.*                                107,200             3,340,352
                                                                                      ------------
                                                                                      $ 10,662,000
--------------------------------------------------------------------------------------------------
Specialty Stores - 3.9%
--------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.*                                       28,600          $    821,678
Aeropostale, Inc.*                                                    63,100             1,883,535
PETCO Animal Supplies, Inc.*                                          83,900             2,338,293
PETsMART, Inc.                                                       114,800             3,415,300
Restoration Hardware, Inc.*                                          115,000               933,800
Tuesday Morning Corp.                                                109,800             3,877,038
                                                                                      ------------
                                                                                      $ 13,269,644
--------------------------------------------------------------------------------------------------
Telephone Services - 3.0%
--------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                           315,700          $  7,254,786
SpectraSite, Inc.*                                                    37,310             3,048,227
                                                                                      ------------
                                                                                      $ 10,303,013
--------------------------------------------------------------------------------------------------
Trucking - 0.5%
--------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                          31,000          $  1,706,550
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $281,854,735)                                          $332,088,418
--------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.9%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT          $ VALUE
--------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 3.3%, due 8/01/05,
at Amortized Cost<@                                              $ 9,888,000          $  9,888,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $291,742,735)(S)                                  $341,976,418
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.1%                                                      300,305
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $342,276,723
--------------------------------------------------------------------------------------------------
  < The rate shown represents an annualized yield at time of purchase.
  * Non-income producing security.
  + Restricted security.
  @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.
(S) As of July 31, 2005, the fund had one security representing $198,766 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:
  ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 7/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $291,742,735)               $341,976,418
Cash                                                                         244
Receivable for investments sold                                        5,315,809
Receivable for fund shares sold                                          837,092
Dividends receivable                                                      30,260
Receivable from investment adviser                                        35,650
------------------------------------------------------------------------------------------------------
Total assets                                                                              $348,195,473
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $4,637,088
Payable for fund shares reacquired                                     1,025,077
Payable to affiliates
  Management fee                                                          21,140
  Shareholder servicing costs                                            104,662
  Distribution and service fees                                           15,572
  Administrative services fee                                                161
  Retirement plan administrative and services fees                            82
Accrued expenses and other liabilities                                   114,968
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $5,918,750
------------------------------------------------------------------------------------------------------
Net assets                                                                                $342,276,723
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $292,589,857
Unrealized appreciation (depreciation) on investments                 50,233,683
Accumulated distributions in excess of net realized gain on
investments and foreign currency transactions                           (546,817)
Net assets                                                                                $342,276,723
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   24,855,408
------------------------------------------------------------------------------------------------------
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets value per share                                        $200,067,165
  Shares outstanding                                                  14,437,867
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $13.86
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.86)                                                   $14.71
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $69,791,163
  Shares outstanding                                                   5,138,284
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.58
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $40,546,351
  Shares outstanding                                                   2,984,395
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.59
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $13,735,210
  Shares outstanding                                                     979,162
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $14.03
------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
------------------------------------------------------------------------------------------------------
  Net assets                                                         $13,751,715
  Shares outstanding                                                     997,004
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.79
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $55,222
  Shares outstanding                                                       4,066
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.58
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $54,801
  Shares outstanding                                                       4,032
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.59
------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,114,819
  Shares outstanding                                                     226,881
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.73
------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,105,329
  Shares outstanding                                                      79,755
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.86
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $54,948
  Shares outstanding                                                       3,962
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.87
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 7/31/05

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                              $946,545
  Interest                                                                221,992
  Foreign taxes withheld                                                   (1,348)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $1,167,189
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,263,629
  Distribution and service fees                                         1,724,657
  Shareholder servicing costs                                             577,875
  Administrative services fee                                              27,815
  Retirement plan administration and services fees                          3,493
  Trustees' compensation                                                    7,772
  Custodian fee                                                            99,631
  Printing                                                                 71,127
  Postage                                                                  25,683
  Auditing fees                                                            40,669
  Legal fees                                                               10,329
  Shareholder solicitation expenses                                        15,893
  Miscellaneous                                                           165,679
Total expenses                                                                              $5,034,252
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (23,870)
  Reduction of expenses by investment adviser                            (149,981)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $4,860,401
------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(3,693,212)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                $922,086
  Foreign currency transactions                                            (1,235)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                         $920,851
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $44,451,387
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $45,372,238
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $41,679,026
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 7/31                                                2005                     2004

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment loss                                               $(3,693,212)             $(2,097,689)
Net realized gain (loss) on investments and foreign
currency transactions                                                 920,851                4,460,394
Net unrealized gain (loss) on investments                          44,451,387               (2,863,467)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $41,679,026                $(500,762)
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
  Class A                                                            (492,663)                (325,887)
  Class B                                                            (230,215)                (184,824)
  Class C                                                            (108,763)                 (56,353)
  Class I                                                             (40,090)                 (47,809)
  Class R                                                             (35,782)                 (16,360)
  Class R3                                                               (608)                     (40)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(908,121)               $(631,273)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $66,006,475             $184,919,796
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $1,253                     $154
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $106,778,633             $183,787,915
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $235,498,090              $51,710,175
At end of period                                                 $342,276,723             $235,498,090
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                             YEARS ENDED 7/31
                                                --------------------------------------------------------------------------
CLASS A                                               2005=            2004=            2003            2002         2001*
Net asset value, beginning of period                 $11.99           $10.53           $7.95           $9.51        $10.00
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                $(0.13)          $(0.15)         $(0.07)         $(0.07)       $(0.06)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     2.04             1.69            2.65           (1.03)        (0.41)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $1.91            $1.54           $2.58          $(1.10)       $(0.47)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                      $(0.04)          $(0.08)            $--          $(0.46)          $--
  From paid-in capital                                   --               --              --              --         (0.02)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.04)          $(0.08)            $--          $(0.46)       $(0.02)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $13.86           $11.99          $10.53           $7.95         $9.51
--------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                               15.92            14.68           32.62          (12.63)        (4.77)++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   1.44             1.45            1.94            3.32          7.54+
Expenses after expense reductions##                    1.40             1.40            1.44+           1.38+         1.34++
Net investment loss                                   (1.00)           (1.18)          (0.83)          (0.81)        (0.69)+
Portfolio turnover                                       88               93             287             779           809
Net assets at end of period (000 Omitted)          $200,067         $122,682         $21,471          $7,700        $1,411
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                  YEARS ENDED 7/31
                                                           --------------------------------------------------------------
CLASS B                                                          2005=             2004=            2003           2002**
Net asset value, beginning of period                            $11.83            $10.42           $7.92           $10.47###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                           $(0.21)           $(0.23)         $(0.12)          $(0.08)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            2.00              1.69            2.62            (2.47)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $1.79             $1.46           $2.50           $(2.55)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                         $(0.04)           $(0.05)            $--              $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $13.58            $11.83          $10.42            $7.92
-------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                          15.12             13.95           31.69           (24.36)++###
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              2.09              2.10            2.59             4.01+
Expenses after expense reductions##                               2.05              2.05            2.09+            2.07++
Net investment loss                                              (1.66)            (1.82)          (1.48)           (1.50)+
Portfolio turnover                                                  88                93             287              779
Net assets at end of period (000 Omitted)                      $69,791           $64,612         $17,541           $4,253
-------------------------------------------------------------------------------------------------------------------------

                                                                                  YEARS ENDED 7/31
                                                           --------------------------------------------------------------
CLASS C                                                          2005=             2004=            2003           2002**
Net asset value, beginning of period                            $11.83            $10.42           $7.92           $10.47###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                           $(0.21)           $(0.22)         $(0.13)          $(0.07)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            2.01              1.67            2.63            (2.48)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $1.80             $1.45           $2.50           $(2.55)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                         $(0.04)           $(0.04)            $--              $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $13.59            $11.83          $10.42            $7.92
-------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                          15.21             13.94           31.73           (24.45)++###
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              2.09              2.10            2.59             4.01+
Expenses after expense reductions##                               2.05              2.05            2.09+            2.07++
Net investment loss                                              (1.66)            (1.83)          (1.49)           (1.50)+
Portfolio turnover                                                  88                93             287              779
Net assets at end of period (000 Omitted)                      $40,546           $28,199          $8,413           $2,834
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                  YEARS ENDED 7/31
                                                           --------------------------------------------------------------
CLASS I                                                          2005=             2004=            2003           2002**
Net asset value, beginning of period                            $12.10            $10.59           $7.97           $10.47###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                           $(0.09)           $(0.10)         $(0.04)          $(0.03)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            2.06              1.71            2.66            (2.47)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $1.97             $1.61           $2.62           $(2.50)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                         $(0.04)           $(0.10)            $--              $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $14.03            $12.10          $10.59            $7.97
-------------------------------------------------------------------------------------------------------------------------
Total return (%)***&                                             16.27             15.13           33.00           (23.88)++###
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              1.09              1.10            1.59             2.99+
Expenses after expense reductions##                               1.05              1.05            1.09+            1.07++
Net investment loss                                              (0.66)            (0.83)          (0.48)           (0.50)+
Portfolio turnover                                                  88                93             287              779
Net assets at end of period (000 Omitted)                      $13,735           $12,665          $4,262           $2,063
-------------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED 7/31
                                                                    -------------------------------------------------
CLASS R (FORMERLY CLASS R1)                                               2005=              2004=             2003**
Net asset value, beginning of period                                     $11.95             $10.51              $7.96###
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.15)            $(0.17)            $(0.05)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         2.03               1.70               2.60
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.88              $1.53              $2.55
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                  $(0.04)            $(0.09)               $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $13.79             $11.95             $10.51
---------------------------------------------------------------------------------------------------------------------
Total return (%)***&                                                      15.72              14.48              32.16++###
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.59               1.60               2.09+
Expenses after expense reductions##                                        1.55               1.55               1.59++
Net investment loss                                                       (1.14)             (1.32)             (0.96)+
Portfolio turnover                                                           88                 93                287
Net assets at end of period (000 Omitted)                               $13,752             $7,220                $23
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         CLASS R1               CLASS R2
                                                                        YEAR ENDED             YEAR ENDED
                                                                        7/31/05**               7/31/05**
Net asset value, beginning of period                                     $12.40                  $12.40
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.09)                 $(0.06)

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.27^                  1.25^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.18                   $1.19
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $13.58                  $13.59
-------------------------------------------------------------------------------------------------------
Total return (%)***&                                                       9.52++                  9.60++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.29+                   1.99+
Expenses after expense reductions##                                        2.25+                   1.95+
Net investment loss                                                       (1.77)+                 (1.42)+
Portfolio turnover                                                           88                      88
Net assets at end of period (000 Omitted)                                   $55                     $55
-------------------------------------------------------------------------------------------------------

                                                                                YEARS ENDED 7/31
                                                                        -------------------------------
CLASS R3 (FORMERLY CLASS R2)                                                 2005=               2004**=
Net asset value, beginning of period                                        $11.93                $11.81###
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment loss                                                       $(0.17)               $(0.14)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                            2.01                  0.35
-------------------------------------------------------------------------------------------------------
Total from investment operations                                             $1.84                 $0.21
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency                $(0.04)               $(0.09)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $13.73                $11.93
-------------------------------------------------------------------------------------------------------
Total return (%)***&                                                         15.41                  1.83++###
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                          1.84                  1.85+
Expenses after expense reductions##                                           1.80                  1.80+
Net investment loss                                                          (1.34)                (1.60)+
Portfolio turnover                                                              88                    93
Net assets at end of period (000 Omitted)                                   $3,115                  $120
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R4               CLASS R5
                                                                       YEAR ENDED             YEAR ENDED
                                                                       7/31/05**               7/31/05**
Net asset value, beginning of period                                     $12.62                  $12.62
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.02)                 $(0.03)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.26^                  1.28^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.24                   $1.25
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $13.86                  $13.87
-------------------------------------------------------------------------------------------------------
Total return (%)***&                                                       9.83++                  9.90++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.44+                   1.19+
Expenses after expense reductions##                                        1.40+                   1.15+
Net investment loss                                                       (0.90)+                 (0.62)+
Portfolio turnover                                                           88                      88
Net assets at end of period (000 Omitted)                                $1,105                     $55
-------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, September 29, 2000, through July 31, 2001.
 ** For the period from the class' inception, January 2, 2002 (Classes B, C, and I), December 31, 2002
    (Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $10.46 and (24.28)% (Class B), $10.46 and (24.38)% (Class C), $10.46 and (23.80)% (Class I), $8.01 and 31.34% (Class R), and $11.80 and
    1.91% (Class R3), respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets were 1.40%, 1.38% and 1.33% (Class A), 2.05% and 2.07% (Class B), 2.05% and 2.07% (Class C), 1.05%
    and 1.07% (Class I), 1.55% (Class R) for the stated periods.
(+) Total returns do not include any applicable sales charges.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than
    $0.01.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS New Endeavor Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended July 31, 2005, the fund's custodian fees were reduced by $8,411 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended July 31, 2005, the fund's miscellaneous expenses were reduced by $15,459 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses, and wash sales.

The tax character of distributions declared for the years ended July 31, 2005 and July 31, 2004 was as follows:

                                            7/31/05            7/31/04
        Distributions declared from:
          Ordinary income                  $ 61,020           $238,976
          Long-term capital gain            847,101            392,297
        --------------------------------------------------------------
        Total distributions declared       $908,121           $631,273

During the year ended July 31, 2005, accumulated net investment loss decreased by $3,693,212, accumulated distributions in excess of net realized gain on investments and foreign currency transactions decreased by $1,235, and paid-in capital decreased by $3,694,447 due to differences between book and tax accounting for foreign currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of July 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed long-term capital gain              $1,955,884
          Unrealized appreciation (depreciation)            47,730,982

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses did not exceed 0.30% of the fund's average daily net assets annually. To the extent that the fund's actual operating expenses were below 0.30%, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This reimbursement agreement terminated on November 30, 2004. The fund will not be required to reimburse MFS $119,883 for unreimbursed expenses. Effective December 1, 2004, the fund has contractually agreed to limit the fund's operating expenses and to pay the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.30% of the fund's average daily net assets annually. This new arrangement will be in effect until November 30, 2005 unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $132,733 for the year ended July 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.35%           $26,421          $590,209
Class B                          0.75%            0.25%            1.00%          1.00%               441           714,994
Class C                          0.75%            0.25%            1.00%          1.00%               304           354,579
Class R                          0.25%            0.25%            0.50%          0.50%               171            58,016
Class R1                         0.50%            0.25%            0.75%          0.75%                91               146
Class R2                         0.25%            0.25%            0.50%          0.50%                61                84
Class R3                         0.25%            0.25%            0.50%          0.50%                25             6,558
Class R4                           N/A            0.25%            0.25%          0.25%                30                71
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $1,724,657
                                                                                                                 ==========

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31,
    2005 based on each class' average daily net assets.
(3) For the year ended July 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended July 31, 2005 were as follows:

                                                                AMOUNT

          Class A                                                 $592
          Class B                                             $181,115
          Class C                                               $9,332

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2005, the fee was $274,799, which equated to 0.0913% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended July 31, 2005, these costs amounted to $210,527.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended July 31, 2005 was equivalent to an annual effective rate of 0.0092% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended July 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of the fund's average daily net assets:

                                                                       AMOUNT
                                                FEE        TOTAL      RETAINED
                                                RATE       AMOUNT      BY MFS

Class R1                                       0.45%        $88        $   67
Class R2                                       0.40%         67            49
Class R3 (fomerly Class R2)                    0.25%       3,279        1,946
Class R4                                       0.15%         42            40
Class R5                                       0.10%         17            21
-----------------------------------------------------------------------------
Total Retirement Plan
Administration and Services Fees                           $3,493      $2,123
                                                           ------      ------

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,506, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $1,402 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $313,231,202 and $256,602,056, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                  $294,245,436
          ------------------------------------------------------------
          Gross unrealized appreciation                    $55,354,839
          Gross unrealized depreciation                     (7,623,857)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)       $47,730,982

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   Year ended 7/31/05               Year ended 7/31/04
                                                SHARES           AMOUNT          SHARES           AMOUNT
CLASS A SHARES
Shares sold                                    10,384,949      $132,195,074      9,850,173      $124,205,615
Shares issued to shareholders in
reinvestment of distributions                      32,574           443,977         24,174           283,804
Shares reacquired                              (6,211,279)      (78,472,901)    (1,682,000)      (21,005,238)
------------------------------------------------------------------------------------------------------------
Net change                                      4,206,244       $54,166,150      8,192,347      $103,484,181

CLASS B SHARES
Shares sold                                     2,280,658       $28,434,483      5,189,252       $63,460,359
Shares issued to shareholders in
reinvestment of distributions                      15,181           203,723         14,586           169,801
Shares reacquired                              (2,618,918)      (32,713,500)    (1,425,090)      (17,478,644)
------------------------------------------------------------------------------------------------------------
Net change                                       (323,079)      $(4,075,294)     3,778,748        $46,151,516

CLASS C SHARES
Shares sold                                     1,412,369       $17,751,024      1,966,178       $24,186,026
Shares issued to shareholders in
reinvestment of distributions                       6,730            90,318          4,314            50,217
Shares reacquired                                (817,805)      (10,156,919)      (394,627)       (4,821,324)
------------------------------------------------------------------------------------------------------------
Net change                                        601,294        $7,684,423      1,575,865       $19,414,919

CLASS I SHARES
Shares sold                                       319,491        $4,079,011        723,953        $9,314,374
Shares issued to shareholders in
reinvestment of distributions                       2,688            37,009          4,045            47,809
Shares reacquired                                (390,014)       (4,992,640)       (83,312)       (1,055,242)
------------------------------------------------------------------------------------------------------------
Net change                                        (67,835)        $(876,620)       644,686        $8,306,941

                                                   Year ended 7/31/05               Year ended 7/31/04
                                                SHARES           AMOUNT          SHARES           AMOUNT
CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                     1,135,112       $14,758,603      1,029,224       $12,726,701
Shares issued to shareholders in
reinvestment of distributions                       2,537            34,453          1,308            15,324
Shares reacquired                                (744,606)       (9,720,811)      (428,757)       (5,307,821)
------------------------------------------------------------------------------------------------------------
Net change                                        393,043        $5,072,245        601,775        $7,434,204

                                                 Period ended 7/31/05**
                                                SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                         9,048          $113,472
Shares reacquired                                  (4,982)          (65,961)
---------------------------------------------------------------------------
Net change                                          4,066           $47,511

CLASS R2 SHARES
Shares sold                                         4,032           $50,000

                                                   Year ended 7/31/05              Period ended 7/31/04*
                                                SHARES           AMOUNT          SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                       293,937        $3,779,613         10,468          $133,429
Shares issued to shareholders in
reinvestment of distributions                          45               608              3                40
Shares reacquired                                 (77,140)         (975,218)          (432)           (5,434)
------------------------------------------------------------------------------------------------------------
Net change                                        216,842        $2,805,003         10,039          $128,035

                                                 Period ended 7/31/05**
                                                SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                        79,755        $1,083,057

CLASS R5 SHARES
Shares sold                                         3,962           $50,000

 * For the period from the inception of Class R3 shares, October 31, 2003, through July 31, 2004.
** For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through July 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended July 31, 2005 was $2,187, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended July 31, 2005.

(7) RESTRICTED SECURITIES

At July 31, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                DATE OF
DESCRIPTION                 ACQUISITION         SHARES         COST        VALUE

Aber Diamond Corp.              1/14/04          6,400     $247,512     $198,766

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of
MFS New Endeavor Fund:

We have audited the accompanying statement of assets and liabilities of MFS New Endeavor Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS New Endeavor Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ ERNST & YOUNG LLP

Boston, Massachusetts
September 16, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 7/31/05

At a special meeting of shareholders of MFS Series Trust X, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                NUMBER OF DOLLARS
                                  --------------------------------------------
NOMINEE                                AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.             $4,226,686,155.67          $63,668,415.20
------------------------------------------------------------------------------
David H. Gunning                    4,230,447,987.84           59,906,583.03
------------------------------------------------------------------------------
William R. Gutow                    4,228,290,921.34           62,063,649.53
------------------------------------------------------------------------------
Michael Hegarty                     4,229,980,410.55           60,374,160.32
------------------------------------------------------------------------------
J. Atwood Ives                      4,228,064,781.48           62,289,789.39
------------------------------------------------------------------------------
Amy B. Lane                         4,230,079,716.86           60,274,854.01
------------------------------------------------------------------------------
Robert J. Manning                   4,231,244,662.74           59,109,908.13
------------------------------------------------------------------------------
Lawrence T. Perera                  4,228,117,771.46           62,236,799.41
------------------------------------------------------------------------------
Robert C. Pozen                     4,230,758,874.85           59,595,696.02
------------------------------------------------------------------------------
J. Dale Sherratt                    4,228,845,182.78           61,509,388.09
------------------------------------------------------------------------------
Laurie J. Thomsen                   4,230,576,927.68           59,777,643.19
------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005); State Street Bank,
                                                                       Vice President and Corporate Audit
                                                                       Manager (prior to January 2001)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Counsel (since June
                                Assistant Clerk                        2004); Bingham McCutchen LLP (law
                                                                       firm), Associate (January 2001 to
                                                                       June 2004); Preti, Flaherty,
                                                                       Beliveau, Pachios & Haley, LLC,
                                                                       Associate (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                    CUSTODIAN
Massachusetts Financial Services Company              State Street Bank and Trust Company
500 Boylston Street, Boston, MA                       225 Franklin Street, Boston, MA 02110
02116-3741
                                                      INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                           ACCOUNTING FIRM
MFS Fund Distributors, Inc.                           Ernst & Young LLP
500 Boylston Street, Boston, MA                       200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
David Sette-Ducati

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 6th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 45th percentile for the one-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the median of such fees and expenses of funds in the Lipper expense group.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.05% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by Fund portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $847,101 as a capital gain dividend for the year ended July 31, 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             NEF-ANN-09/05 39M

MFS(R) STRATEGIC VALUE FUND                                             7/31/05


ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               4
---------------------------------------------------
EXPENSE TABLE                                     7
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          9
---------------------------------------------------
FINANCIAL STATEMENTS                             12
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    24
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           33
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   34
---------------------------------------------------
TRUSTEES AND OFFICERS                            35
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    40
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            44
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   44
---------------------------------------------------
FEDERAL TAX INFORMATION                          44
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                   M F S(SM)
                                                   INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Stocks                                     98.6%
              Cash & Other Net Assets                     1.4%

              TOP TEN HOLDINGS

              Sprint Corp.                                5.6%
              ------------------------------------------------
              Verizon Communications, Inc.                4.5%
              ------------------------------------------------
              J.P. Morgan Chase & Co. 4.0%
              ------------------------------------------------
              Wyeth                                       3.9%
              ------------------------------------------------
              Symantec Corp.                              3.8%
              ------------------------------------------------
              Owens-Illinois, Inc.                        3.5%
              ------------------------------------------------
              Nortel Networks Corp.                       3.5%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          3.3%
              ------------------------------------------------
              Viacom, Inc., "B"                           3.3%
              ------------------------------------------------
              Mellon Financial Corp.                      3.1%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.3%
              ------------------------------------------------
              Technology                                 13.5%
              ------------------------------------------------
              Utilities & Communications                 11.9%
              ------------------------------------------------
              Energy                                     11.7%
              ------------------------------------------------
              Health Care                                11.6%
              ------------------------------------------------
              Leisure                                     9.8%
              ------------------------------------------------
              Basic Materials                             5.4%
              ------------------------------------------------
              Retailing                                   5.2%
              ------------------------------------------------
              Autos & Housing                             3.4%
              ------------------------------------------------
              Consumer Staples                            3.2%
              ------------------------------------------------
              Industrial Goods & Services                 2.6%
              ------------------------------------------------

Percentages are based on net assets as of 7/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended July 31, 2005, Class A shares of the MFS Strategic Value Fund provided a total return of 16.41%, at net asset value. In comparison, the fund's benchmark, the Russell 1000 Value Index returned 19.04%.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology, retailing, and utilities and communications sectors held back results relative to the Russell 1000 Value Index. In technology, telecommunications equipment manufacturer Nortel Networks, which is not a benchmark constituent, was a significant detractor. In utilities and communications, telecom services provider Verizon Communications and power producer Calpine hurt relative results. No individual stocks in the retailing sector were among the fund's top detractors.

Stocks in other sectors that dampened investment results included drug company Merck, media firm Viacom, newsprint maker Bowater, and manufacturing conglomerate Tyco. In addition, not holding strong-performing tobacco and food company Altria Group or energy company Exxon Mobil (index constituents that outperformed the benchmark) held back relative results.

CONTRIBUTORS TO PERFORMANCE

Stock selection in basic materials was one of the strongest contributors to relative performance. Our holdings in container manufacturer Owens-Illinois and Brazilian iron ore miner Companhia Vale Do Rio Doce* were top overall contributors within the sector.

Stock selection in the energy sector also boosted the fund's relative performance. Oil drillers, Noble Corp. and GlobalSantaFe (both strong performers that are not index constituents), and oil and gas producer Devon Energy aided relative results.

In addition, our positioning in global communications company Sprint and Finnish telecom company Nokia positively impacted relative performance.

Respectfully,

Kenneth J. Enright                       Alan T. Langsner
Portfolio Manager                        Portfolio Manager

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 7/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 2005. Index information is from April 1, 1998.)

                              MFS Strategic         Russell
                               Value Fund          1000 Value
                               - Class A             Index

              3/98             $ 9,425             $10,000
              7/98              10,056               9,867
              7/99              14,124              11,346
              7/00              15,559              10,779
              7/01              18,974              11,722
              7/02              15,563               9,701
              7/03              17,818              10,743
              7/04              20,353              12,642
              7/05              23,693              15,049

TOTAL RATES OF RETURN THROUGH 7/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class    Class inception date                1-yr      5-yr     Life*
------------------------------------------------------------------------------
       A               3/17/98                      16.41%     8.77%    13.32%
------------------------------------------------------------------------------
       B               12/29/00                     15.57%     8.14%    12.87%
------------------------------------------------------------------------------
       C               12/29/00                     15.64%     8.13%    12.86%
------------------------------------------------------------------------------
       I               3/17/98                      16.81%     9.14%    13.52%
------------------------------------------------------------------------------
       R**             12/31/02                     16.16%     8.69%    13.26%
------------------------------------------------------------------------------
      R1               4/01/05                      16.01%     8.70%    13.27%
------------------------------------------------------------------------------
      R2               4/01/05                      16.16%     8.73%    13.29%
------------------------------------------------------------------------------
      R3**             10/31/03                     15.95%     8.63%    13.22%
------------------------------------------------------------------------------
      R4               4/01/05                      16.34%     8.76%    13.31%
------------------------------------------------------------------------------
      R5               4/01/05                      16.48%     8.79%    13.33%
------------------------------------------------------------------------------
     529A              7/31/02                      16.09%     8.60%    13.19%
------------------------------------------------------------------------------
     529B              7/31/02                      15.36%     8.19%    12.91%
------------------------------------------------------------------------------
     529C              7/31/02                      15.31%     8.18%    12.90%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average multi-cap value fund+                       17.55%     6.76%     4.95%
------------------------------------------------------------------------------
Russell 1000 Value Index#                           19.04%     6.90%     5.73%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                             9.72%     7.49%    12.41%
------------------------------------------------------------------------------
       B                                            11.57%     7.84%    12.87%
------------------------------------------------------------------------------
       C                                            14.64%     8.13%    12.86%
------------------------------------------------------------------------------
     529A                                            9.42%     7.32%    12.29%
------------------------------------------------------------------------------
     529B                                           11.36%     7.90%    12.91%
------------------------------------------------------------------------------
     529C                                           14.31%     8.18%    12.90%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

 * For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 2005. Index information is from April 1, 1998.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares"
   and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Value Index - is constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, FEBRUARY 1, 2005 THROUGH JULY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                    Expenses
                          Annualized   Beginning       Ending      Paid During
  Share                     Expense  Account Value Account Value    Period**
  Class                      Ratio      2/01/05       7/31/05    2/01/05-7/31/05
--------------------------------------------------------------------------------
           Actual            1.29%     $1,000.00     $1,052.20        $6.56
   A       ---------------------------------------------------------------------
           Hypothetical*     1.29%     $1,000.00     $1,018.40        $6.46
--------------------------------------------------------------------------------
           Actual            1.94%     $1,000.00     $1,048.00        $9.85
   B       ---------------------------------------------------------------------
           Hypothetical*     1.94%     $1,000.00     $1,015.17        $9.69
--------------------------------------------------------------------------------
           Actual            1.94%     $1,000.00     $1,048.70        $9.85
   C       ---------------------------------------------------------------------
           Hypothetical*     1.94%     $1,000.00     $1,015.17        $9.69
--------------------------------------------------------------------------------
           Actual            0.94%     $1,000.00     $1,053.90        $4.79
   I       ---------------------------------------------------------------------
           Hypothetical*     0.94%     $1,000.00     $1,020.13        $4.71
--------------------------------------------------------------------------------
    R      Actual            1.44%     $1,000.00     $1,051.10        $7.32
(formerly  ---------------------------------------------------------------------
Class R1)  Hypothetical*     1.44%     $1,000.00     $1,017.65        $7.20
--------------------------------------------------------------------------------
           Actual            2.17%     $1,000.00     $1,048.60       $11.02
   R1      ---------------------------------------------------------------------
           Hypothetical*     2.17%     $1,000.00     $1,014.03       $10.84
--------------------------------------------------------------------------------
           Actual            1.93%     $1,000.00     $1,049.90        $9.81
   R2      ---------------------------------------------------------------------
           Hypothetical*     1.93%     $1,000.00     $1,015.22        $9.64
--------------------------------------------------------------------------------
   R3      Actual            1.69%     $1,000.00     $1,050.00        $8.59
(formerly  ---------------------------------------------------------------------
Class R2)  Hypothetical*     1.69%     $1,000.00     $1,016.41        $8.45
--------------------------------------------------------------------------------
           Actual            1.35%     $1,000.00     $1,051.50        $6.87
   R4      ---------------------------------------------------------------------
           Hypothetical*     1.35%     $1,000.00     $1,018.10        $6.76
--------------------------------------------------------------------------------
           Actual            1.06%     $1,000.00     $1,052.80        $5.40
   R5      ---------------------------------------------------------------------
           Hypothetical*     1.06%     $1,000.00     $1,019.54        $5.31
--------------------------------------------------------------------------------
           Actual            1.54%     $1,000.00     $1,050.50        $7.83
  529A     ---------------------------------------------------------------------
           Hypothetical*     1.54%     $1,000.00     $1,017.16        $7.70
--------------------------------------------------------------------------------
           Actual            2.19%     $1,000.00     $1,047.70       $11.12
  529B     ---------------------------------------------------------------------
           Hypothetical*     2.19%     $1,000.00     $1,013.93       $10.94
--------------------------------------------------------------------------------
           Actual            2.19%     $1,000.00     $1,047.00       $11.12
  529C     ---------------------------------------------------------------------
           Hypothetical*     2.19%     $1,000.00     $1,013.93       $10.94
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 7/31/05


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
---------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.                                                76,900       $    4,821,630
---------------------------------------------------------------------------------------------------
Automotive - 1.1%
---------------------------------------------------------------------------------------------------
SPX Corp.                                                              344,160       $   16,822,541
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.3%
---------------------------------------------------------------------------------------------------
Bank of America Corp.                                                1,006,048       $   43,863,693
Freddie Mac                                                             18,330            1,159,922
J.P. Morgan Chase & Co.                                              1,751,690           61,554,387
PNC Financial Services Group, Inc.                                     932,080           51,096,626
                                                                                     --------------
                                                                                     $  157,674,628
---------------------------------------------------------------------------------------------------
Biotechnology - 1.3%
---------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                       721,540       $   20,498,951
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 7.7%
---------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                     2,772,830       $   34,660,375
Viacom, Inc., "B"                                                    1,499,180           50,207,538
Walt Disney Co.                                                      1,264,390           32,418,960
                                                                                     --------------
                                                                                     $  117,286,873
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.1%
---------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                               1,533,190       $   46,700,967
Merrill Lynch & Co., Inc.                                              544,110           31,982,786
                                                                                     --------------
                                                                                     $   78,683,753
---------------------------------------------------------------------------------------------------
Computer Software - 5.1%
---------------------------------------------------------------------------------------------------
Compuware Corp.*                                                     2,456,210       $   20,705,850
Symantec Corp.*                                                      2,627,620           57,728,811
                                                                                     --------------
                                                                                     $   78,434,661
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.1%
---------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                              8,312,810       $   31,921,190
---------------------------------------------------------------------------------------------------
Construction - 2.3%
---------------------------------------------------------------------------------------------------
Masco Corp.                                                          1,015,670       $   34,441,370
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.0%
---------------------------------------------------------------------------------------------------
Gillette Co.                                                           561,050       $   30,111,553
---------------------------------------------------------------------------------------------------
Containers - 3.7%
---------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                2,113,400       $   54,208,710
Smurfit-Stone Container Corp.*                                         218,385            2,649,010
                                                                                     --------------
                                                                                     $   56,857,720
---------------------------------------------------------------------------------------------------
Electrical Equipment - 2.6%
---------------------------------------------------------------------------------------------------
Tyco International Ltd.                                              1,286,600       $   39,202,702
---------------------------------------------------------------------------------------------------
Energy - Independent - 3.2%
---------------------------------------------------------------------------------------------------
Apache Corp.                                                           114,670       $    7,843,428
Devon Energy Corp.                                                     725,770           40,708,439
                                                                                     --------------
                                                                                     $   48,551,867
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
---------------------------------------------------------------------------------------------------
General Mills, Inc.                                                    285,970       $   13,554,978
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.7%
---------------------------------------------------------------------------------------------------
Bowater, Inc.                                                          779,350       $   26,349,823
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
---------------------------------------------------------------------------------------------------
International Game Technology                                          280,300       $    7,669,008
---------------------------------------------------------------------------------------------------
General Merchandise - 1.1%
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                              81,700       $    2,107,860
Wal-Mart Stores, Inc.                                                  306,180           15,109,983
                                                                                     --------------
                                                                                     $   17,217,843
---------------------------------------------------------------------------------------------------
Insurance - 4.9%
---------------------------------------------------------------------------------------------------
Allstate Corp.                                                         664,010       $   40,677,253
Conseco, Inc.*                                                       1,557,080           33,959,915
                                                                                     --------------
                                                                                     $   74,637,168
---------------------------------------------------------------------------------------------------
Leisure & Toys - 1.3%
---------------------------------------------------------------------------------------------------
Mattel, Inc.                                                         1,063,080       $   19,826,442
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.3%
---------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                              2,956,970       $   35,897,616
---------------------------------------------------------------------------------------------------
Network & Telecom - 6.3%
---------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                     2,684,960       $   42,825,112
Nortel Networks Corp.*                                              20,203,320           53,134,732
                                                                                     --------------
                                                                                     $   95,959,844
---------------------------------------------------------------------------------------------------
Oil Services - 8.5%
---------------------------------------------------------------------------------------------------
BJ Services Co.                                                        308,860       $   18,837,371
Cooper Cameron Corp.*                                                  457,620           32,481,868
GlobalSantaFe Corp.                                                    930,120           41,846,099
Noble Corp.                                                            540,770           36,328,929
                                                                                     --------------
                                                                                     $  129,494,267
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.0%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                    416,740       $   19,432,586
Merck & Co., Inc.                                                    1,415,000           43,949,900
Wyeth                                                                1,301,640           59,550,030
                                                                                     --------------
                                                                                     $  122,932,516
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
---------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                     62,100       $    3,884,976
---------------------------------------------------------------------------------------------------
Specialty Stores - 4.1%
---------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                              827,790       $   15,107,168
Gap, Inc.                                                            1,109,350           23,418,378
OfficeMax, Inc.                                                        822,530           24,429,141
                                                                                     --------------
                                                                                     $   62,954,687
---------------------------------------------------------------------------------------------------
Telephone Services - 10.1%
---------------------------------------------------------------------------------------------------
Sprint Corp.                                                         3,199,660       $   86,070,854
Verizon Communications, Inc.                                         2,005,885           68,661,444
                                                                                     --------------
                                                                                     $  154,732,298
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
---------------------------------------------------------------------------------------------------
Calpine Corp.*                                                       8,306,410       $   27,577,281
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,360,862,491)                                       $1,507,998,186
---------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.1%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 3.3%, due 8/01/05,
at Amortized Cost<                                                $ 32,606,000       $   32,606,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,393,468,491)                                  $1,540,604,186
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.7)%                                                 (11,238,647)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,529,365,539
---------------------------------------------------------------------------------------------------

< The rate shown represents an annualized yield at time of purchase.
* Non-income producing security.
ADR = American Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 7/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,393,468,491)          $1,540,604,186
Cash                                                                        577
Receivable for fund shares sold                                       1,686,600
Interest and dividends receivable                                     2,374,526
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,544,665,889
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $10,691,201
Payable for fund shares reacquired                                    3,842,201
Payable to affiliates
  Management fee                                                         82,584
  Shareholder servicing costs                                           358,915
  Distribution and service fees                                          73,822
  Administrative services fee                                             1,880
  Program manager fee                                                        45
  Retirement plan administrative and services fees                           59
Accrued expenses and other liabilities                                  249,643
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $15,300,350
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,529,365,539
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,301,441,742
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         147,135,695
Accumulated undistributed net realized gain on investments           78,908,737
Accumulated undistributed net investment income                       1,879,365
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,529,365,539
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    94,495,993
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $838,656,783
  Shares outstanding                                                 51,358,727
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.33
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.33)                                                    $17.33
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $406,079,751
  Shares outstanding                                                 25,471,084
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.94
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $176,356,709
  Shares outstanding                                                 11,056,911
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.95
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $83,421,756
  Shares outstanding                                                  5,078,173
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.43
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $19,865,828
  Shares outstanding                                                  1,221,406
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.26
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $83,829
  Shares outstanding                                                      5,262
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $15.93
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $105,487
  Shares outstanding                                                      6,613
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $15.95
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,579,960
  Shares outstanding                                                    159,690
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.16
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $52,344
  Shares outstanding                                                      3,207
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.32
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $52,397
  Shares outstanding                                                      3,207
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.34
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,057,014
  Shares outstanding                                                     65,115
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.23
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.23)                                                    $17.22
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $342,168
  Shares outstanding                                                     21,635
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.82
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $711,513
  Shares outstanding                                                     44,963
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.82
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 7/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $31,301,612
  Interest                                                               362,944
  Foreign taxes withheld                                                (299,244)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                    $31,365,312
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $10,988,820
  Distribution and service fees                                        8,778,298
  Program manager fees                                                     4,313
  Shareholder servicing costs                                          2,672,481
  Administrative services fee                                            141,634
  Retirement plan administration and services fees                         3,769
  Trustees' compensation                                                  31,340
  Custodian fee                                                          410,716
  Printing                                                               133,043
  Postage                                                                 96,490
  Auditing fees                                                           40,977
  Legal fees                                                              50,002
  Registration fees                                                      238,669
  Shareholder solicitation expenses                                      112,355
  Miscellaneous                                                           86,172
-------------------------------------------------------------------------------------------------------
Total expenses                                                                             $23,789,079
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (101,395)
  Reduction of expenses by investment adviser                         (1,466,735)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                               $22,220,949
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $9,144,363
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) on investment transactions (identified
cost basis)                                                                               $155,372,305
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                            $50,156,904
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                    $205,529,209
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $214,673,572
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 7/31                                              2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $9,144,363                   $409,911
Net realized gain (loss) on investments                          155,372,305                 86,486,140
Net unrealized gain (loss) on investments                         50,156,904                 43,312,088
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $214,673,572               $130,208,139
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(5,496,392)                 $(397,238)
  Class B                                                           (824,674)                        --
  Class C                                                           (206,630)                        --
  Class I                                                           (964,625)                   (49,196)
  Class R                                                            (93,588)                    (3,935)
  Class R3                                                            (6,578)                       (11)
  Class 529A                                                          (4,660)                        --
  Class 529B                                                            (525)                        --
  Class 529C                                                            (681)                        --
From net realized gain on investments
  Class A                                                        (25,754,250)                        --
  Class B                                                        (15,340,015)                        --
  Class C                                                         (6,096,640)                        --
  Class I                                                         (3,186,058)                        --
  Class R                                                           (439,814)                        --
  Class R3                                                           (28,130)                        --
  Class 529A                                                         (28,027)                        --
  Class 529B                                                          (9,958)                        --
  Class 529C                                                         (17,058)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(58,498,303)                 $(450,380)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $64,494,835               $392,585,681
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $3,043                     $1,692
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $220,673,147               $522,345,132
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,308,692,392               $786,347,260
At end of period (including accumulated undistributed net
investment income of $1,879,365 and $333,355,
respectively)                                                 $1,529,365,539             $1,308,692,392
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                            YEARS ENDED 7/31
                                            ---------------------------------------------------------------------------------
                                                  2005=            2004=             2003             2002               2001
Net asset value, beginning of period             $14.61           $12.80           $11.18           $13.64             $12.25
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                           $0.13            $0.05            $0.05            $0.04              $0.04
  Net realized and unrealized gain (loss)
  on investments and foreign currency              2.25             1.77             1.57            (2.49)              2.57
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $2.38            $1.82            $1.62           $(2.45)             $2.61
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.12)          $(0.01)             $--           $(0.00)+++         $(0.06)
  From net realized gain on investments
  and foreign currency transactions               (0.54)              --               --            (0.01)             (1.16)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(0.66)          $(0.01)             $--           $(0.01)            $(1.22)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $16.33           $14.61           $12.80           $11.18             $13.64
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                              16.41**          14.23**          14.49           (17.98)             21.95**
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reduction##                1.38             1.34             1.45             1.42               2.00
Expenses after expense reduction##                 1.28             1.29             1.45             1.46^^             1.50
Net investment income                              0.86             0.33             0.41             0.29               0.39
Portfolio turnover                                   60               63               65               78                 63
Net assets at end of period (000 Omitted)      $838,660         $689,399         $364,466         $244,996            $64,619
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                YEARS ENDED 7/31
                                         ---------------------------------------------------------------       PERIOD ENDED
                                                2005=            2004=             2003             2002         7/31/01*
Net asset value, beginning of period           $14.30           $12.60           $11.07           $13.60           $13.36###
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                  $0.04           $(0.04)          $(0.03)          $(0.05)          $(0.02)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       2.17             1.74             1.56            (2.47)            0.26
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $2.21            $1.70            $1.53           $(2.52)           $0.24
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.03)             $--              $--              $--              $--
  From net realized gain on investments
  and foreign currency transactions             (0.54)              --               --            (0.01)              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.57)             $--              $--           $(0.01)             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $15.94           $14.30           $12.60           $11.07           $13.60
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                            15.57**          13.49**          13.82           (18.55)            1.80++###**
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reduction##              2.03             2.00             2.08             2.07             2.63+
Expenses after expense reduction##               1.93             1.95             2.08             2.11^^           2.15+
Net investment income (loss)                     0.24            (0.32)           (0.22)           (0.37)           (0.25)+
Portfolio turnover                                 60               63               65               78               63
Net assets at end of period
(000 Omitted)                                $406,076         $406,468         $305,967         $271,674          $82,823
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                YEARS ENDED 7/31
                                         ---------------------------------------------------------------       PERIOD ENDED
                                                2005=            2004=             2003             2002         7/31/01*
Net asset value, beginning of period           $14.29           $12.59           $11.07           $13.59           $13.36###
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                  $0.03           $(0.04)          $(0.03)          $(0.05)          $(0.02)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       2.19             1.74             1.55            (2.46)            0.25
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $2.22            $1.70            $1.52           $(2.51)           $0.23
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.02)             $--              $--              $--              $--
  From net realized gain on investments
  and foreign currency transactions             (0.54)              --               --            (0.01)              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.56)             $--              $--           $(0.01)             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $15.95           $14.29           $12.59           $11.07           $13.59
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                            15.64**          13.50**          13.73           (18.49)            1.72++###**
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reduction##              2.03             2.00             2.08             2.07             2.63+
Expenses after expense reduction##               1.93             1.95             2.08             2.11^^           2.15+
Net investment income (loss)                     0.23            (0.32)           (0.23)           (0.37)           (0.26)+
Portfolio turnover                                 60               63               65               78               63
Net assets at end of period
(000 Omitted)                                $176,356         $159,017         $106,169          $90,726          $25,399
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                            YEARS ENDED 7/31
                                               ---------------------------------------------------------------------------
CLASS I                                             2005=           2004=            2003            2002             2001

Net asset value, beginning of period               $14.69          $12.85          $11.19          $13.61           $12.19
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                             $0.20           $0.09           $0.09           $0.09            $0.10
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   2.24            1.79            1.57           (2.50)            2.54
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $2.44           $1.88           $1.66          $(2.41)           $2.64
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.16)         $(0.04)            $--          $(0.00)+++       $(0.06)
  From net realized gain on investments and
  foreign currency transactions                     (0.54)             --              --           (0.01)           (1.16)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.70)         $(0.04)            $--          $(0.01)          $(1.22)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $16.43          $14.69          $12.85          $11.19           $13.61
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                   16.81**         14.66**         14.83          (17.72)           22.36**
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reduction##                  1.03            1.00            1.06            1.07             1.65
Expenses after expense reduction##                   0.93            0.95            1.06            1.11^^           1.15
Net investment income                                1.31            0.63            0.77            0.66             0.75
Portfolio turnover                                     60              63              65              78               63
Net assets at end of period (000 Omitted)         $83,422         $43,766          $6,997         $12,109           $5,209
--------------------------------------------------------------------------------------------------------------------------

CLASS R (FORMERLY CLASS R1)
                                                                        YEARS ENDED 7/31
                                                                 ------------------------------         PERIOD ENDED
                                                                       2005=              2004=           7/31/03*
Net asset value, beginning of period                                  $14.58             $12.80              $11.13###
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                         $0.10              $0.02              $(0.01)
  Net realized and unrealized gain on investments and foreign
  currency                                                              2.24               1.77                1.68
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.34              $1.79               $1.67
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                                          $(0.12)            $(0.01)                $--
-------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                         (0.54)                --                  --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.66)            $(0.01)                $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $16.26             $14.58              $12.80
-------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                      16.16**            14.02**             15.00++###
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reduction##                                     1.54               1.49                1.91+
Expenses after expense reduction##                                      1.44               1.44                1.91+
Net investment income (loss)                                            0.67               0.17               (0.13)+
Portfolio turnover                                                        60                 63                  65
Net assets at end of period (000 Omitted)                            $19,866             $8,357              $2,378
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                         CLASS R1                CLASS R2
                                                                       PERIOD ENDED            PERIOD ENDED
                                                                        7/31/05*=                7/31/05*=
Net asset value, beginning of period                                     $15.26                  $15.26
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                           $(0.01)                  $0.01
  Net realized and unrealized gain on investments and
  foreign currency                                                         0.68^                   0.68^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.67                   $0.69
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $15.93                  $15.95
-------------------------------------------------------------------------------------------------------
Total return (%)&**                                                        4.39++                  4.52++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reduction##                                        2.23+                   1.95+
Expenses after expense reduction##                                         2.13+                   1.85+
Net investment income (loss)                                              (0.17)+                  0.12+
Portfolio turnover                                                           60                      60
Net assets at end of period (000 Omitted)                                   $84                    $106
-------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED             PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)                                             7/31/05=                7/31/04*=
Net asset value, beginning of period                                     $14.53                  $13.22###
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                            $0.04                  $(0.02)
  Net realized and unrealized gain on investments and
  foreign currency                                                         2.26                    1.36
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.30                   $1.34
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.13)                 $(0.03)
  From net realized gain on investments and foreign currency
  transactions                                                            (0.54)                     --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.67)                 $(0.03)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.16                  $14.53
-------------------------------------------------------------------------------------------------------
Total return (%)&**                                                       15.95                   10.14++###
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reduction##                                        1.81                    1.78+
Expenses after expense reduction##                                         1.71                    1.73+
Net investment income (loss)                                               0.23                   (0.18)+
Portfolio turnover                                                           60                      63
Net assets at end of period (000 Omitted)                                $2,580                    $362
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        CLASS R4                CLASS R5
                                                                      PERIOD ENDED            PERIOD ENDED
                                                                        7/31/05*=               7/31/05*=
Net asset value, beginning of period                                     $15.59                  $15.59
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.04                   $0.05
  Net realized and unrealized gain on investments and
  foreign currency                                                         0.69^                   0.70^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.73                   $0.75
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.32                  $16.34
-------------------------------------------------------------------------------------------------------
Total return (%)&**                                                        4.68++                  4.81++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reduction##                                        1.42+                   1.13+
Expenses after expense reduction##                                         1.32+                   1.03+
Net investment income                                                      0.68+                   0.98+
Portfolio turnover                                                           60                      60
Net assets at end of period (000 Omitted)                                   $52                     $52
-------------------------------------------------------------------------------------------------------

CLASS 529A
                                                                        YEARS ENDED 7/31
                                                                 ------------------------------          YEAR ENDED
                                                                       2005=              2004=           7/31/03*
Net asset value, beginning of period                                  $14.54             $12.76              $11.07###
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------
  Net investment income                                                $0.09              $0.01               $0.01
  Net realized and unrealized gain on investments
  and foreign currency                                                  2.23               1.77                1.68
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.32              $1.78               $1.69
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.09)               $--                 $--
  From net realized gain on investments and
  foreign currency transactions                                        (0.54)                --                  --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.63)               $--                 $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $16.23             $14.54              $12.76
-------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                                   16.09**            13.95**             14.13###
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reduction##                                     1.63               1.59                1.77
Expenses after expense reduction##                                      1.53               1.54                1.77
Net investment income                                                   0.58               0.06                0.10
Portfolio turnover                                                        60                 63                  65
Net assets at end of period (000 Omitted)                             $1,057               $697                $196
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
CLASS 529B
                                                                        YEARS ENDED 7/31
                                                                 ------------------------------          YEAR ENDED
                                                                       2005=              2004=           7/31/03*
Net asset value, beginning of period                                  $14.22             $12.56              $10.96###
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                 $(0.01)            $(0.08)             $(0.06)
  Net realized and unrealized gain on investments
  and foreign currency                                                  2.18               1.74                1.66
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.17              $1.66               $1.60
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.03)               $--                 $--
  From net realized gain on investments and
  foreign currency transactions                                        (0.54)                --                  --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.57)               $--                 $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.82             $14.22              $12.56
-------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                                   15.36**            13.22**             13.46###
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reduction##                                     2.28               2.25                2.41
Expenses after expense reduction##                                      2.18               2.20                2.41
Net investment loss                                                    (0.04)             (0.59)              (0.55)
Portfolio turnover                                                        60                 63                  65
Net assets at end of period (000 Omitted)                               $342               $223                 $71
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
CLASS 529C
                                                                        YEARS ENDED 7/31
                                                                 ------------------------------          YEAR ENDED
                                                                       2005=              2004=           7/31/03*
Net asset value, beginning of period                                  $14.22             $12.56              $10.96###
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                 $(0.01)            $(0.08)             $(0.06)
  Net realized and unrealized gain on investments
  and foreign currency                                                  2.17               1.74                1.66
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.16              $1.66               $1.60
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.02)               $--                 $--
  From net realized gain on investments and
  foreign currency transactions                                        (0.54)                --                  --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.56)               $--                 $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.82             $14.22              $12.56
-------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                                   15.31**            13.22**             13.46###
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reduction##                                     2.29               2.25                2.42
Expenses after expense reduction##                                      2.19               2.20                2.42
Net investment loss                                                    (0.08)             (0.59)              (0.53)
Portfolio turnover                                                        60                 63                  65
Net assets at end of period (000 Omitted)                               $712               $404                $104
-------------------------------------------------------------------------------------------------------------------

  * For the period from the class' inception, December 29, 2000 (Classes B and C), December 31, 2002 (Class R), July
    31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5)
    through the stated period end.
 ** Certain expenses have been reduced without which performance would have been lower. + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $13.33 and 2.03% (Class B), $13.33 and 1.95%
    (Class C), $11.17 and 14.59% (Class R), $13.29 and 9.56% (Class R3), $11.18 and 14.13% (Class 529A), $11.07 and
    13.46% (Class 529B), and $11.07 and 13.46% (Class 529C) respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 ^^ Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns do not include any applicable sales charge.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Strategic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended July 31, 2005, the fund's custodian fees were reduced by $39,701 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended July 31, 2005, the fund's miscellaneous expenses were reduced by $61,694 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes and wash sales.

The tax character of distributions declared for the years ended July 31, 2005 and July 31, 2004 was as follows:

                                                  7/31/05            7/31/04
 Distributions declared from:
  Ordinary income                             $15,141,414           $450,380
  Long-term capital gain                       43,356,889                 --
------------------------------------------------------------------------------
Total distributions declared                  $58,498,303           $450,380

During the year ended July 31, 2005, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $6,739,767, and paid-in capital increased by $6,739,767 due to differences between book and tax accounting for treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes. This change had no effect on the net assets or net asset value per share.

As of July 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income               $41,464,006
    Undistributed long-term capital gain         55,366,294
    Unrealized appreciation (depreciation)      131,093,497

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended July 31, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2005 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $231,353 and $1,519 for the year ended July 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE

Class A                          0.10%            0.25%            0.35%          0.35%           $28,642        $2,705,268
Class B                          0.75%            0.25%            1.00%          1.00%             1,806         4,247,043
Class C                          0.75%            0.25%            1.00%          1.00%               961         1,733,957
Class R                          0.25%            0.25%            0.50%          0.50%                --            73,140
Class R1                         0.50%            0.25%            0.75%          0.75%                92               162
Class R2                         0.25%            0.25%            0.50%          0.50%                62                88
Class R3                         0.25%            0.25%            0.50%          0.50%                27             7,118
Class R4                            --            0.25%            0.25%          0.25%                31                42
Class 529A                       0.25%            0.25%            0.50%          0.35%               159             3,108
Class 529B                       0.75%            0.25%            1.00%          1.00%                19             2,909
Class 529C                       0.75%            0.25%            1.00%          1.00%                77             5,463
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $8,778,298

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2005 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the year ended July 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended July 31, 2005 were as follows:

                                                  AMOUNT

          Class A                                  $15,220
          Class B                               $1,123,422
          Class C                                  $23,141
          Class 529B                                   $80
          Class 529C                                    $6

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended July 31, 2005, were as follows:

                                                  AMOUNT

          Class 529A                             $2,220
          Class 529B                               $727
          Class 529C                             $1,366
          ---------------------------------------------
          Total Program Manager Fees             $4,313

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2005, the fee was $1,482,638, which equated to 0.1014% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended July 31, 2005, these costs amounted to $755,595.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended July 31, 2005 was equivalent to an annual effective rate of 0.00969% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended July 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of the fund's average daily net assets:

                                                                         AMOUNT
                                                    FEE     TOTAL      RETAINED
                                                   RATE    AMOUNT        BY MFS

Class R1                                          0.45%       $97           $73
Class R2                                          0.40%        71            51
Class R3 (formerly Class R2)                      0.25%     3,559         2,123
Class R4                                          0.15%        25            31
Class R5                                          0.10%        17            21
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                            $3,769        $2,299

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,335, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $894,994,593 and $867,157,989, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,409,510,689
          ----------------------------------------------------------
          Gross unrealized appreciation                 $193,924,031
          Gross unrealized depreciation                  (62,830,534)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $131,093,497

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    Year ended 7/31/05                Year ended 7/31/04
                                                 SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                  18,487,168      $287,367,645      33,958,213      $476,123,972
Shares issued to shareholders in
reinvestment of distributions                 1,789,535        28,399,923          26,316           359,446
Shares reacquired                           (16,092,450)     (249,076,727)    (15,276,018)     (217,849,726)
-----------------------------------------------------------------------------------------------------------
Net change                                    4,184,253       $66,690,841      18,708,511      $258,633,692

CLASS B SHARES
Shares sold                                   4,626,323       $69,976,123      10,440,460      $143,069,127
Shares issued to shareholders in
reinvestment of distributions                   933,427        14,514,795              --                --
Shares reacquired                            (8,520,630)     (129,723,652)     (6,296,072)      (87,279,717)
-----------------------------------------------------------------------------------------------------------
Net change                                   (2,960,880)     $(45,232,734)      4,144,388        $55,789,410

CLASS C SHARES
Shares sold                                   2,583,122       $39,240,289       5,173,574       $70,777,297
Shares issued to shareholders in
reinvestment of distributions                   342,068         5,322,575              --                --
Shares reacquired                            (2,994,314)      (45,573,931)     (2,477,397)      (34,467,667)
-----------------------------------------------------------------------------------------------------------
Net change                                     (69,124)      $(1,011,067)       2,696,177       $36,309,630

CLASS I SHARES
Shares sold                                   4,540,754       $69,921,222       2,693,463       $38,796,032
Shares issued to shareholders in
reinvestment of distributions                   208,389         3,319,632           1,268            17,377
Shares reacquired                            (2,650,222)      (42,154,379)       (259,839)       (3,742,600)
-----------------------------------------------------------------------------------------------------------
Net change                                    2,098,921       $31,086,475       2,434,892       $35,070,809

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                   1,094,909       $16,840,719         712,373       $10,175,827
Shares issued to shareholders in
reinvestment of distributions                    30,948           489,595             278             3,790
Shares reacquired                              (477,590)       (7,361,965)       (325,270)       (4,636,239)
-----------------------------------------------------------------------------------------------------------
Net change                                      648,267        $9,968,349         387,381        $5,543,378

                                                  Period ended 7/31/05**
                                                 SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                       5,757           $88,449
Shares reacquired                                  (495)           (7,860)
-------------------------------------------------------------------------
Net change                                        5,262           $80,589

CLASS R2 SHARES
Shares sold                                       6,613          $103,191

                                                    Year ended 7/31/05                Year ended 7/31/04*
                                                 SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                     201,842        $3,144,730          26,519          $385,082
Shares issued to shareholders in
reinvestment of distributions                     2,205            34,708               1                11
Shares reacquired                               (69,250)       (1,076,957)         (1,627)          (23,509)
-----------------------------------------------------------------------------------------------------------
Net change                                      134,797        $2,102,481          24,893          $361,584

                                                  Period ended 7/31/05**
                                                 SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                       3,207           $50,000

CLASS R5 SHARES
Shares sold                                       3,207           $50,000

                                                    Year ended 7/31/05                Year ended 7/31/04
                                                 SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                      18,886          $293,761          34,735          $491,083
Shares issued to shareholders in
reinvestment of distributions                     2,069            32,687              --                --
Shares reacquired                                (3,736)          (57,345)         (2,159)          (30,185)
-----------------------------------------------------------------------------------------------------------
Net change                                       17,219          $269,103          32,576          $460,898

CLASS 529B SHARES
Shares sold                                       6,473           $96,847          10,473          $146,757
Shares issued to shareholders in
reinvestment of distributions                       679            10,483              --                --
Shares reacquired                                (1,164)          (17,968)           (449)           (5,917)
-----------------------------------------------------------------------------------------------------------
Net change                                        5,988           $89,362          10,024          $140,840

CLASS 529C SHARES
Shares sold                                      16,346          $244,742          20,471          $279,981
Shares issued to shareholders in
reinvestment of distributions                     1,147            17,739              --                --
Shares reacquired                                  (942)          (14,236)           (323)           (4,541)
-----------------------------------------------------------------------------------------------------------
Net change                                       16,551          $248,245          20,148          $275,440

 * For the period from October 31, 2003, through July 31, 2004.
** For the period from April 1, 2005, through July 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended July 31, 2005 was $10,704, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended July 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of MFS Strategic Value
Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Value Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
                                ERNST & YOUNG LLP
Boston, Massachusetts
September 16, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 7/31/05

At a special meeting of shareholders of MFS Series Trust X, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                NUMBER OF DOLLARS
                                   -------------------------------------------
NOMINEE                                AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.             $4,226,686,155.67          $63,668,415.20
------------------------------------------------------------------------------
David H. Gunning                    4,230,447,987.84           59,906,583.03
------------------------------------------------------------------------------
William R. Gutow                    4,228,290,921.34           62,063,649.53
------------------------------------------------------------------------------
Michael Hegarty                     4,229,980,410.55           60,374,160.32
------------------------------------------------------------------------------
J. Atwood Ives                      4,228,064,781.48           62,289,789.39
------------------------------------------------------------------------------
Amy B. Lane                         4,230,079,716.86           60,274,854.01
------------------------------------------------------------------------------
Robert J. Manning                   4,231,244,662.74           59,109,908.13
------------------------------------------------------------------------------
Lawrence T. Perera                  4,228,117,771.46           62,236,799.41
------------------------------------------------------------------------------
Robert C. Pozen                     4,230,758,874.85           59,595,696.02
------------------------------------------------------------------------------
J. Dale Sherratt                    4,228,845,182.78           61,509,388.09
------------------------------------------------------------------------------
Laurie J. Thomsen                   4,230,576,927.68           59,777,643.19
------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD   TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------   ---------------        ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice Chairman
                                                                       (June 2000 to December 2001);
                                                                       Fidelity Management & Research
                                                                       Company (investment adviser),
                                                                       President (March 1997 to July
                                                                       2001); Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005); State Street Bank,
                                                                       Vice President and Corporate Audit
                                                                       Manager (prior to January 2001)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Counsel (since June
                                Assistant Clerk                        2004); Bingham McCutchen LLP (law
                                                                       firm), Associate (January 2001 to
                                                                       June 2004); Preti, Flaherty,
                                                                       Beliveau, Pachios & Haley, LLC,
                                                                       Associate (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the
MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIANS
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110
02116-3741
                                                                JP Morgan Chase Bank
DISTRIBUTOR                                                     One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                     New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741
                                                                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PORTFOLIO MANAGERS                                              Ernst & Young LLP
Kenneth J. Enright                                              200 Clarendon Street, Boston, MA 02116
Alan T. Langsner

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 44\t/\h/ percentile relative to the other funds in the universe for this three-year period (the 1\s/\t/ percentile being the best performers and the 100\t/\h/ percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 16\t/\h/ percentile for the one-year period and the 11\t/\h/ percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by Fund portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $50,096,656 as a capital gain dividend for the year ended July 31, 2005.

For the year ended July 31, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 51.58%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            SVF-ANN-09/05 102M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):
The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the series (the series referred to collectively as the "Funds" and singularly as a "Fund") of the Registrant (hereinafter the "Registrant"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended July 31, 2005 and 2004, audit fees billed to the Funds by E&Y were as follows:

                            Audit Fees
    FEES BILLED BY E&Y:                          2005           2004
                                                 ----           ----

         MFS Emerging Markets Debt Fund       $41,610        $37,900
         MFS New Endeavor Fund                 27,200         24,800
         MFS Strategic Value Fund              33,580         30,600
                                               ------         ------
                  Total                      $102,390        $93,300

For the fiscal years ended July 31, 2005 and 2004, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         AUDIT-RELATED FEES(1)              TAX FEES(2)               ALL OTHER FEES(3)
  FEES BILLED BY E&Y:                    2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----

       To MFS Emerging                     $0             $0        $10,620        $7,200            $23             $0
       Markets Debt Fund
       To MFS New Endeavor Fund             0              0          7,870         4,890            114              0
       To MFS Strategic                     0              0          9,080         5,990            517              0
                                         ----           ----        -------       -------         ------         ------
       Value Fund                          $0             $0        $27,570       $18,080           $654             $0

  TOTAL FEES BILLED BY E&Y
  To above Fund

       To MFS and MFS Related              $0             $0             $0            $0       $507,978            $0
       Entities of MFS Emerging
       Markets Debt Fund*
       To MFS and MFS Related               0              0              0             0        507,978             0
       Entities of MFS New
       Endeavor Fund*
       To MFS and MFS Related               0              0              0             0        507,978             0
       Entities of MFS
       Strategic Value Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                          --------                      -------
                                          $529,121                      $14,200
       To MFS Emerging Markets
       Debt Fund, MFS and MFS
       Related Entities#
       To MFS New Endeavor                 526,462                       11,890
        Fund, MFS and
        MFS Related Entities#
       To MFS Strategic Value              528,075                       12,990
       Fund, MFS and MFS Related
       Entities#

*   This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#   This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to analysis of fund administrative expenses, compliance program and records management projects. For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F): Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) MFS SERIES TRUST X

By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date: September 20, 2005
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
      ------------------

* Print name and title of each signing officer under his or her signature.